CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
================================================================================
Dear Shareholder:

We are pleased to present the annual report for Capstone Social Ethics and Religious Values Fund for the period ended September 30, 2001.

ECONOMIC OVERVIEW

Words adequate to describe world events during this period are difficult to find. In years to come, those of us who witnessed September 11th will be able to describe in chilling detail our own indelible experiences and feelings as that awful day unfolded. How financial markets reacted may well be recalled as much by the closure of the New York Stock Exchange for four consecutive days, as by the volatility which followed upon its reopening.

Periods of uncertainty and volatility are often when investors make their most costly decisions. If recent events prove influential in defining the market's low, investors getting out of stocks may have not only sold near the bottom, but may also miss some or all of the market's expected recovery. We believe the best strategy you can employ is to act rationally and sensibly and to remain focused on your initial plan. Your financial strategy should not be reactionary but rather based on a well-thought out, comprehensive plan that encompasses thoughtful analysis and well-sourced facts. Avoiding emotional decisions is of utmost importance to investment success. We wish to provide you with a level of comfort that we will remain committed to our disciplined management of the assets you have placed in our trust.

We prepared the following comments in an effort to bring you up-to-date regarding both the equity and the fixed income market:

EQUITY MARKET OVERVIEW

The events of September 11th served to multiply the uncertainty already being felt by investors during the equity market volatility of the previous months. By Monday, September 10th, the S&P 500 had fallen by 27.65% from its all time high in late March, 2000. This figure seems almost modest in contrast to the drop of 65.88% experienced by the NASDAQ Index, or of the drop of 48.91% experienced by the Russell 1000 Growth Index over the same period. After the market reopening, at its worst point, the S&P 500 Index had fallen by over 26% year-to-date. The S&P's move below the 1000 mark took it to levels not seen since 1998. By the end of September, the S&P had recovered some of the losses. For the third quarter, the S&P 500 Index ended down 14.67%. Year-to-date that index is down 20.38%. To put this into perspective, if the year were to end at this return, it would be the fifth worst year in the past 75 years! The third quarter ranks 15th in terms of most negative return among the 93 quarters with a negative return over 75 years.

With the exception of health care, there was no S&P economic sector that enjoyed positive returns during the third quarter. No sector showed positive returns year-to-date either.

--------------------------------------   ---------------------------------------
                                         Economic Sector Performance YTD Through
Sector Performance 3rd Quarter 2001      9/30/2001
--------------------------------------   ---------------------------------------
Health Care                       2.7%   Communication Services            -3.6%
Communication Services           -0.1%   Basic Materials                  -10.0%
Consumer Staples                -10.2%   Consumer Cyclicals               -10.2%
Energy                          -11.9%   Consumer Staples                 -13.6%
Basic Materials                 -12.1%   HealthCare                       -14.2%
Financial Index                 -13.5%   Energy                           -15.6%
Consumer Cyclicals              -15.9%   Financial Index                  -16.3%
Utilities                       -18.6%   Transportation                   -17.9%
Transportation                  -19.7%   Capital Goods                    -23.9%
Capital Goods                   -21.1%   Utilities                        -29.6%
Technology                      -32.6%   Technology                       -43.2%
Source:  Standard & Poors                Source:  Standard & Poors
--------------------------------------   ---------------------------------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
================================================================================
The "bright" side to the drop in equity prices is that valuations have improved considerably. A comparison of the earnings yield on equities to the yield on 10-year bonds indicate that equity valuations are as relatively low as they were in 1982. The opportunities presented in the environment lie in those areas that have been crushed in the downturn. The technology and capital goods areas both contain quality companies trading at valuations not seen in years.

The fact that equities are relatively inexpensive provides, in itself, no reason to believe that they will not remain so. What provides cause for optimism is the aggressive easing of monetary policy seen throughout this year and the additional fiscal stimulus which is coming in the form of additional tax cuts, government defense spending, and added spending to assist those most severely affected by the events of September 11. While these initiatives will lead to the federal surplus being lower or even in deficit, the convergence of economic and political events make this precisely the time which such policies make perfect economic sense.

FIXED INCOME MARKET OVERVIEW

The events of September 11th led to dramatic shifts within the fixed income markets as well. The table below shows the change in U.S. Treasury yields from the market close on September 10th versus the closing levels on October 3rd. Yields on two-year Treasuries dropped .75% following the attack while yields on thirty-year Treasuries dropped just .14%.

---------------------------------------------
                Yield       Yield
Maturity        9/10/01     10/3/01    Change
---------------------------------------------
3 Month          3.26%       2.21%     -1.05%
6 Month          3.20        2.24       -.96
2 Year           3.50        2.75       -.75
5 Year           4.32        3.73       -.59
10 Year          4.83        4.48       -.35
30 Year          5.44        5.30       -.14
                           Source:  Bloomberg
---------------------------------------------

The shift in the curve resulted in a 61 basis point "steepening" of the yield curve between 2 year and 30 year bonds. Yields on the short-end of the curve moved lower as the market was overwhelmed with the "flight to safety" trade. The short-end also responded to the actions of the world's central bankers. The U.S. Federal Reserve announced an emergency 50 basis point cut in the Fed Funds rate just prior to the reopening of the stock market on September 17th. The Fed followed up with another 50 basis point cut at their October 2nd meeting. Other central banks cut rates as well to pump liquidity into the financial system.

The response at the long-end of the Treasury yield curve was more volatile. In the first few days following the attack, yields on the long-bond were actually higher than the pre-attack levels on fears that insurance companies would be big sellers of long-term bonds to pay claims. The greater source of pressure on the long-end of the market is the fear that future budget surpluses will be jeopardized by the immediate economic aid that will be needed for families, cities, and business plus the federal spending to fight what could be a lengthy battle against terrorism. Prior to September 11th, corporate bonds were on track for a year of excellent relative performance versus Treasuries. The attack caused corporate bond spreads to widen. Spreads in the airline, insurance, and travel sectors were hit very hard. The table below compares the year-to-date returns for the Lehman Corporate indices versus the Lehman Treasuries indices. For the year-to-date period ending 8/31/01, intermediate corporate bonds had outperformed intermediate Treasuries by 2.70%. With the dramatic widening of spreads in the aftermath of the attack, nearly 2/3 of the YTD performance advantage was erased as the performance differential in the intermediate sector shrunk to just 1.00%. The shift among the long-term indices was even more pronounced.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
================================================================================
-------------------------------------------------------
YTD Total Return   YTD Total Return
Lehman Index        Through 8/31/01     Through 9/30/01
-------------------------------------------------------

Inter. Corporate         8.79%              9.29%
Inter. Treasury          6.09%              8.29%
                         -----              -----
    Difference           2.70%              1.00%

Long Corporate          12.37%              9.39%
Long Treasury            5.50%              6.29%
                         -----              -----
    Difference           6.87%              3.10%
                               Source:  Lehman Brothers

-------------------------------------------------------

We have been forever changed as a result of the attacks on our nation. We want to reassure you that the assets you have entrusted to us continue to be managed carefully. We also want to let you know that with regard to the procedural aspects of our business, our offices are not located in the areas directly affected by the terrorist attacks ~ our trading and other business activities are safe, secure and operating. Our deepest sympathies and prayers are extended to the many individuals who are suffering from this terrible tragedy.

If there is anything we can do to increase your comfort level regarding your Capstone account, the financial markets or our investment process, please contact us at (800) 262-6631. We thank you for your continued support.

Sincerely,

/s/ Edward L. Jaroski                         /s/ Dan E. Watson

Edward L. Jaroski                             Dan E. Watson
President and Chairman of the Board           Executive Vice President

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
================================================================================
Comparison of Change in Value of a $10,000 Investment in Capstone Social Ethics and Religious Values Fund (Short-Term Bond Fund and the Custom Index*)

                               [GRAPHIC OMITTED]

                                                    9-30-01
                                                    -------
                      SERV Short-Term - Class C     $11,855
                      SERV Short-Term - Class A     $11,781
                      Custom Index                  $12,172

                          AVERAGE ANNUAL TOTAL RETURN
                                 as of 9-30-01

                              Class A   Class C   Custom*
                       1 yr.   9.74%     9.98%    11.68%
           Inception to date   6.17%     6.41%     6.68%

*1/3 Merrill 1-3 yr. Treasury Index
*1/3 Merrill 1-3 yr. Agency Index
*1/3 Merrill 1-3 yr. Corporate Index

Past performance is not predicative of future performance.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
================================================================================
    Comparison of Change in Value of a $10,000 Investment in Capstone Social
      Ethics and Religious Values Fund (Bond Fund and the Lehman Brother's
                            Gov't/Credit Bond Index)

                               [GRAPHIC OMITTED]

                                                           9-30-01
                                                           -------
              SERV Bond Class A                            $11,697
              SERV Bond Class C                            $11,781
              Lehman Brothers Gov't/Credit B ond Index*    $11,884

                          AVERAGE ANNUAL TOTAL RETURN
                                 as of 9-30-01

                              Class A   Class C   LBGC*
                      1 yr.    12.56%    12.86%   13.17%
          Inception to date     5.36%     5.62%    5.92%

Past performance is not predicative of future performance.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
================================================================================
Comparison of Change in Value of a $10,000 Investment in Capstone Social Ethics and Religious Values Fund (Large Cap Equity Fund and the S&P 500 Index)

                               [GRAPHIC OMITTED]

                                                      9-30-01
                                                      -------
                   SERV Large Cap Equity Class A      $10,536
                   SERV Large Cap Equity Class C      $10,624
                   S&P 500                            $10,613


                          AVERAGE ANNUAL TOTAL RETURN
                                 as of 9-30-01

                              Class A   Class C   S&P 500
                      1 yr.   -26.64%   -26.42%   -26.62%
          Inception to date     1.76%     2.00%     2.04%

Past performance is not predicative of future performance.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
================================================================================
Comparison of Change in Value of a $10,000 Investment in Capstone Social Ethics and Religious Values Fund (Small Cap Equity Fund and the S&P 600 Index)

                               [GRAPHIC OMITTED]

                                                      9-30-01
                                                      -------
                   SERV Small Cap Equity Class A      $12,866
                   SERV Small Cap Equity Class C      $12,959
                   S&P 600                            $13,046

                          AVERAGE ANNUAL TOTAL RETURN
                                 as of 9-30-01
                              Class A   Class C   S&P 600
                      1 yr.   -12.00%   -11.75%   -10.61%
          Inception to date     8.76%     9.02%     9.27%

Past performance is not predicative of future performance.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
================================================================================
Comparison of Change in Value of a $10,000 Investment in Capstone Social Ethics and Religious Values Fund (International Fund and the MSCI EAFE Index)

                               [GRAPHIC OMITTED]

                                                   9-30-01
                                                   -------
                     SERV International Class A    $9,083
                     SERV International Class C    $9,150
                     MSCIEAFE                      $9,741

                          AVERAGE ANNUAL TOTAL RETURN
                                 as of 9-30-01

                              Class A   Class C   MSCI EAFE
                      1 yr.   -30.39%   -30.19%    -28.27%
          Inception to date    -3.15%    -2.92%     -0.87%

Past performance is not predicative of future performance.

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                               MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                     SHARES           VALUE
                                                     ------           -----
SHORT-TERM INVESTMENTS (98.57%)
AIM Prime Portfolio Money Market,
  Institutional Class                              16,121,659    $   16,121,659
                                                                 --------------

REPURCHASE AGREEMENTS (1.29%)
Fifth Third Bank, 2.65%, dated 09/28/01, due
10/01/01, repurchase price $211,124
(collateralized by FNMB Pool# 351145, 8.50%,
due 06/01/25, market value $217,409)
(Cost $211,077)                                       211,077           211,077
                                                                 --------------

    TOTAL INVESTMENTS (Cost $16,332,736) (99.86%)                    16,332,736
    OTHER ASSETS AND LIABILITIES, NET (0.14%)                            22,491
                                                                 --------------
    NET ASSETS (100%)                                            $   16,355,227
                                                                 ==============

     The accompanying notes are an integral part of the financial statements

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                            SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                  PRINCIPAL          VALUE
                                                  ---------          -----
AGENCY OBLIGATIONS (35.21%)
FEDERAL HOME LOAN BANK SYSTEM (11.91%)
5.19%, 10/20/03                                  $  1,200,000    $    1,240,872
6.375%, 11/14/03                                    2,000,000         2,124,380
                                                                 --------------
                                                                      3,365,252
                                                                 --------------

FEDERAL MORTGAGE CORP. (10.72%)
5.00%, 12/12/03                                       900,000           902,106
6.375%, 11/15/03                                    2,000,000         2,126,560
                                                                 --------------
                                                                      3,028,666
                                                                 --------------

FEDERAL NATIONAL MORTGAGE ASSOC. (12.58%)
6.85%, 10/03/03                                       500,000           500,000
4.00%, 08/21/03                                     1,000,000         1,013,100
4.875%, 01/30/01                                    1,000,000         1,007,340
6.52%, 09/05/02                                     1,000,000         1,033,750
                                                                 --------------
                                                                      3,554,190
                                                                 --------------

TOTAL AGENCY OBLIGATIONS (Cost $9,661,422)                            9,948,108
                                                                 --------------

CORPORATE BONDS (32.92%)

BANKS (6.32%)
CitiCorp., 6.38%, 11/12/02                            700,000           722,036
Wachovia Corp., 6.925%, 10/15/03                    1,000,000         1,061,260
                                                                 --------------
                                                                      1,783,296
                                                                 --------------

CHEMICALS (2.33%)
Air Products & Chemicals, Inc., 8.35%, 01/15/02       650,000           659,256
                                                                 --------------

DIVERSIFIED FINANCIAL SERVICES (11.08%)
Associates Corp. of N. America, 6.77%, 04/10/03     1,000,000         1,047,070
General Motors Acceptance Corp., 6.75%, 10/06/03      500,000           520,455
Household Finance Corp., 6.00%, 05/01/04            1,000,000         1,041,550
Morgan Stanley Group, Inc., 6.125%, 10/01/03          500,000           520,740
                                                                 --------------
                                                                      3,129,815
                                                                 --------------

TRANSPORTATION (2.68%)
Union Pacific Railroad Co., 7.32%, 02/01/02           750,000           758,632
                                                                 --------------

TELECOMMUNICATIONS (7.34%)
360 Communications Co., 7.125%, 03/01/03            1,000,000         1,039,280
Southwestern Bell Telephone, 7.00%, 08/19/02        1,000,000         1,034,370
                                                                 --------------
                                                                      2,073,650
                                                                 --------------

UTILITIES (3.17%)
Mississippi Power Co., 6.05%, 05/01/03                875,000           897,138
                                                                 --------------

TOTAL CORPORATE BONDS (Cost $9,001,587)                               9,301,787
                                                                 --------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                            SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                  PRINCIPAL          VALUE
                                                  ---------          -----
U.S. TREASURY OBLIGATIONS (29.76%)
U.S. TREASURY NOTE
5.75%, 08/15/03                                  $  2,000,000    $    2,105,940
6.25%, 02/15/03                                     3,000,000         3,144,360
5.25%, 05/15/04                                     3,000,000         3,160,320
                                                                 --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $8,053,153)                                                   8,410,620
                                                                 --------------

REPURCHASE AGREEMENTS (0.39%)
Fifth Third Bank, 2.65%, dated 09/28/01, due
10/01/01, repurchase price $110,243
(collateralized by FNMB Pool# 125118, 8.00%,
due 06/01/22, market value $113,526)
(Cost $110,219)                                       110,219           110,219
                                                                 --------------

    TOTAL INVESTMENTS (Cost $26,826,381) (98.28%)                $   27,770,734
    OTHER ASSETS & LIABILITIES, NET (1.72%)                             485,601
                                                                 --------------
    NET ASSETS (100%)                                            $   28,256,335
                                                                 ==============


Cost for federal income tax at September 30,
2001 was $84,885,370 and net unrealized
appreciation consisted of:
    Gross unrealized appreciation                                $      944,353
    Gross unrealized depreciation                                            --
                                                                 --------------
    Net unrealized appreciation                                  $      944,353
                                                                 ==============

     The accompanying notes are an integral part of the financial statements

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                  PRINCIPAL          VALUE
                                                  ---------          -----
AGENCY OBLIGATIONS (17.58%)
FEDERAL FARM CREDIT BANK (2.21%)
5.25%, 05/01/02                                  $  2,000,000    $    2,032,296
                                                                 --------------

FEDERAL HOME LOAN BANK (4.88%)
5.125%, 03/0/06                                     2,000,000         2,068,402
5.80%, 09/02/08                                     2,300,000         2,417,279
                                                                 --------------
                                                                      4,485,681
                                                                 --------------

FEDERAL HOME LOAN MORTGAGE ASSOC. (2.01%)
6.375%, 08/01/11                                      500,000           524,991
6.45%, 04/29/09                                     1,300,000         1,326,068
                                                                 --------------
                                                                      1,851,059
                                                                 --------------

FEDERAL NATIONAL MORTGAGE CO. (8.48%)
5.50%, 02/15/06                                     1,000,000         1,051,881
5.50%, 05/02/06                                       500,000           525,370
6.00%, 05/15/08                                     1,500,000         1,598,199
6.25%, 07/19/11                                     1,500,000         1,567,370
6.375%, 06/15/09                                    2,800,000         3,037,272
                                                                 --------------
                                                                      7,780,092
                                                                 --------------

TOTAL AGENCY OBLIGATIONS (Cost $15,121,505)                          16,149,128
                                                                 --------------

CORPORATE BONDS (34.77%)

AEROSPACE/DEFENSE (0.70%)
Lockheed Martin Corp., 7.25%, 05/15/06                300,000           325,110
McDonnell Douglas Corp., 6.875%, 11/01/06             300,000           317,657
                                                                 --------------
                                                                        642,767
                                                                 --------------

AIRLINES (0.52%)
AMR Corp., 9.00%, 08/01/12                            300,000           244,736
Delta Air Lines, Inc., 9.75%, 05/15/21                300,000           225,065
                                                                 --------------
                                                                        469,801
                                                                 --------------

AUTO PARTS & EQUIPMENT (0.30%)
Autozone, Inc., 6.50%, 07/15/08                       300,000           275,941
                                                                 --------------

AUTOMOBILE MANUFACTURERS (0.68%)
DaimlerChrysler NA Holding Corp., 7.40%, 01/20/05     300,000           318,725
General Motors Corp., 7.20%, 01/15/11                 300,000           304,502
                                                                 --------------
                                                                        623,227
                                                                 --------------

BANKS (4.90%)
Bank of America Corp., 6.875%, 02/15/05               100,000           107,529
Bank of America Corp., 7.80%, 02/15/10                350,000           390,010
BankBoston NA, 6.375%, 04/15/08                       300,000           308,319
Bankers Trust Corp., 8.125%, 05/15/02                 110,000           113,461
Deutsche Bank Financial, Inc., 6.70%, 12/13/06        175,000           186,455
Dresdner Bank AG/New York, 6.625%, 09/15/05           300,000           317,921

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                  PRINCIPAL          VALUE
                                                  ---------          -----
KeyCorp., 7.50%, 06/15/06                        $    300,000    $      324,744
Mellon Funding Corp., 6.875%, 03/01/03                300,000           314,434
National City Corp., 5.75%, 02/01/09                  300,000           294,566
PNC Funding Corp., 6.875%, 03/01/03                   300,000           314,852
Republic New York Corp., 7.75%, 05/15/02              290,000           298,204
Schweizerischer Bankverein, 7.00%, 10/15/15           300,000           323,988
Southtrust Bank NA, 6.125%, 01/09/28                  175,000           178,042
Suntrust Banks, Inc., 7.375%, 07/01/06                300,000           328,602
Wachovia Corp., 6.605%, 10/01/25                      175,000           183,804
Wachovia Corp./SC, 8.125%, 06/24/02                   300,000           310,689
Wells Fargo, 6.875%, 04/01/06                         200,000           215,838
                                                                 --------------
                                                                      4,511,458
                                                                 --------------

CHEMICALS (1.30%)
Dow Chemical Co., 6.85%, 08/15/13                     300,000           318,286
Du Pont (E.I.) de Nemours & Co., 8.125%, 03/15/04     235,000           259,257
Lubrizol Corp., 5.875%, 12/01/08                      300,000           293,357
Rohm & Haas Co., 6.95%, 07/15/04                      300,000           318,611
                                                                 --------------
                                                                      1,189,511
                                                                 --------------

COMPUTER HARDWARE (0.67%)
Hewlett-Packard Co., 7.15%, 06/15/05                  300,000           317,486
International Business Machines Corp.,
  5.375%, 02/01/09                                    300,000           293,769
                                                                 --------------
                                                                        611,255
                                                                 --------------

COMPUTER SERVICES (0.34%)
Electronic Data Systems Corp., 7.125%, 10/15/09       300,000           316,639
                                                                 --------------

CONSUMER PRODUCTS (0.30%)
Clorox Co., 6.125%, 02/01/11                          275,000           275,949
                                                                 --------------

COSMETICS & TOILETRIES (0.66%)
Kimberly-Clark Corp., 7.00%, 08/15/23                 300,000           279,228
Procter & Gamble Co., 8.00%, 10/26/29                 300,000           334,548
                                                                 --------------
                                                                        613,776
                                                                 --------------

DIVERSIFIED CONGLOMERATES (0.35%)
Duke Capital Corp., 7.50%, 10/01/09                   300,000           324,041
                                                                 --------------

DIVERSIFIED FINANCIAL SERVICES (6.23%)
Associates Corp. of N. America, 6.50%, 10/15/02       300,000           310,939
Banque Paribas, 8.35%, 06/15/07                       225,000           259,381
Bear Stearns Cos., Inc., 6.625%, 01/15/04             300,000           315,750
Charles Schwab Corp., 8.05%, 03/01/10                 230,000           252,339
Citigroup, Inc., 5.80%, 03/15/04                      300,000           311,942
Ford Motor Credit Co., 6.875%, 02/01/06               300,000           308,921
Ford Motor Credit Co., 7.375%, 02/01/11               300,000           306,478
Ford Motor Credit Co., 8.00%, 06/15/02                300,000           309,181
General Electric Capital Corp., 5.50%, 11/01/01       200,000           200,236
General Electric Capital Corp., 7.00%, 02/03/03       300,000           314,900
General Motors Acceptance Corp., 6.75%, 02/07/02      300,000           303,549

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                  PRINCIPAL          VALUE
                                                  ---------          -----
Goldman Sachs Group, Inc., 6.875%, 01/15/11      $    300,000    $      309,100
Household Finance Corp., 6.00%, 05/01/04              300,000           312,595
JP Morgan & Co., 7.625%, 09/15/04                     300,000           327,479
Lehman Brothers, Inc., 6.625%, 02/15/08               200,000           207,082
Merrill Lynch & Co., Inc., 6.25%, 01/15/06            100,000           104,277
Merrill Lynch & Co., Inc., 8.00%, 06/01/07            200,000           224,326
Morgan Stanley Group, Inc., 6.875%, 03/01/07          300,000           317,392
Texaco Capital, Inc., 8.50%, 02/15/03                 300,000           321,938
Toyota Motor Credit Corp., 5.50%, 12/15/08            300,000           298,998
Wells Fargo Financial, Inc., 7.00%, 01/15/03          100,000           104,729
                                                                 --------------
                                                                      5,721,532
                                                                 --------------

DIVERSIFIED MACHINERY (0.40%)
Ingersoll-Rand Co., 5.75%, 02/14/03                   355,000           363,004
                                                                 --------------

DIVERSIFIED MANUFACTURING (0.98%)
Honeywell International, Inc., 7.50%, 03/01/10        300,000           323,563
PPG Industries, Inc., 7.375%, 06/01/16                250,000           263,033
Tyco International Group SA, 6.375%, 02/15/06         300,000           311,729
                                                                 --------------
                                                                        898,325
                                                                 --------------

ELECTRONIC EQUIPMENT (0.33%)
Emerson Electric Co., 5.85%, 03/15/09                 300,000           302,515
                                                                 --------------

FOOD & BEVERAGE (2.27%)
Albertson's, Inc., 7.45%, 08/01/29                    300,000           299,717
Archer-Daniels-Midland Co., 7.125%, 03/01/13          300,000           326,553
Campbell Soup Co., 6.90%, 10/15/06                    300,000           322,806
H.J. Heinz Co., 6.00%, 03/15/08                       300,000           304,913
Kellogg Co., 6.60%, 04/01/11                          300,000           310,917
Kroger Co., 7.00%, 05/01/18                           200,000           194,532
Safeway, Inc., 7.00%, 09/15/07                        300,000           323,829
                                                                 --------------
                                                                      2,083,267
                                                                 --------------

FOREST PRODUCTS & PAPER (0.63%)
International Paper Co., 7.625%, 01/15/07             250,000           269,775
Weyerhaeuser Co., 7.25%, 07/01/13                     300,000           314,281
                                                                 --------------
                                                                        584,056
                                                                 --------------

HEALTHCARE PRODUCTS (0.52%)
Bausch & Lomb, Inc., 6.75%, 12/15/04                  200,000           198,335
Baxter International, Inc., 6.625%, 02/15/28          300,000           278,805
                                                                 --------------
                                                                        477,140
                                                                 --------------

INSURANCE (0.73%)
Allstate Corp., 6.75%, 05/15/18                       300,000           286,114
Hartford Life, Inc., 7.10%, 06/15/07                  175,000           186,377
Hartford Life, Inc., 7.65%, 06/15/27                  200,000           205,877
                                                                 --------------
                                                                        678,368
                                                                 --------------

MEDIA (0.31%)
Time Warner, Inc., 6.875%, 06/15/18                   300,000           282,314
                                                                 --------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                  PRINCIPAL          VALUE
                                                  ---------          -----
MINING (0.36%)
Alcoa, Inc., 7.375%, 08/01/10                    $    300,000    $      330,375
                                                                 --------------

OFFICE EQUIPMENT (0.24%)
Xerox Corp., 7.20%, 04/01/16                          300,000           219,000
                                                                 --------------

OIL & GAS (0.23%)
Amoco Canada Petroleum Co. Ltd., 7.25%, 12/01/02      200,000           209,671
                                                                 --------------

PAINT & RELATED PRODUCTS (0.34%)
Sherwin-Williams Co., 6.85%, 02/01/07                 300,000           310,270
                                                                 --------------

PHARMACEUTICALS (1.04%)
Abbott Laboratories, 5.625%, 07/01/06                 300,000           311,093
American Home Products Corp., 7.90%, 02/15/05         300,000           330,975
Bristol-Myers Squibb Co., 6.80%, 11/15/26             300,000           310,850
                                                                 --------------
                                                                        952,918
                                                                 --------------

PIPELINES (0.55%)
Consolidated Natural Gas Co., 6.625%, 12/01/08        300,000           308,081
Enron Corp., 8.25%, 09/15/12                          175,000           194,621
                                                                 --------------
                                                                        502,702
                                                                 --------------

REAL ESTATE INVESTMENT TRUST (0.24%)
EOP Operating LP, 7.25%, 02/15/18                     225,000           217,159
                                                                 --------------

RETAIL STORES (0.79%)
Penney (J.C.) Co., 7.25%, 04/01/02                    100,000            99,482
Sears Roebuck Acceptance Corp., 6.00%, 03/20/03       300,000           308,238
Wal-Mart Stores, Inc., 5.875%, 10/15/05               300,000           313,126
                                                                 --------------
                                                                        720,846
                                                                 --------------

TELECOMMUNICATIONS (3.28%)
AT&T Corp., 7.50%, 06/01/06                           300,000           324,575
Bell Telephone Co. of Pennsylvania,
  6.625%, 09/15/02                                    175,000           180,695
Bellsouth Capital Funding, 7.75%, 02/15/10            300,000           333,406
GTE Florida, Inc., 6.86%, 02/01/28                    300,000           284,499
Lucent Technologies, Inc., 7.25%, 07/15/06            300,000           243,000
Motorola, Inc., 6.50%, 03/01/08                       300,000           290,435
New York Telephone Co., 6.25%, 02/15/04               100,000           104,603
New York Telephone Co., 7.25%, 02/15/24               100,000            99,290
Pacific Bell, 6.25%, 03/01/05                         200,000           210,992
Qwest Corp., 6.375%, 10/15/02                         300,000           308,230
Qwest Corp., 6.875%, 09/15/33                         300,000           256,497
Southern New England Telecommunications
  Corp., 7.00%, 08/15/05                              100,000           106,705
WorldCom, Inc.-WorldCom Group, 6.95%, 08/15/28        300,000           261,961
                                                                 --------------
                                                                      3,004,888
                                                                 --------------

TRANSPORTATION (1.06%)
Union Pacific Corp., 6.40%, 02/01/06                  300,000           312,024
United Parcel Service, Inc., 8.375%, 04/01/20         300,000           354,749
Norfolk Southern Corp., 6.95%, 05/01/02               300,000           306,139
                                                                 --------------
                                                                        972,912
                                                                 --------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                  PRINCIPAL          VALUE
                                                  ---------          -----
UTILITIES (3.52%)
Carolina Power & Light Co., 5.95%, 03/01/09      $    300,000    $      297,251
Central Power & Light Co., 6.625%, 07/01/05           270,000           282,398
Commonwealth Edison Co., 8.625%, 02/01/22             150,000           155,956
Consolidated Edison Co. of New York,
  6.375%, 04/01/03                                    300,000           309,667
Florida Power & Light Co., 7.00%, 09/01/25            300,000           290,900
Peco Energy Co., 5.625%, 11/01/01                     300,000           300,511
Public Service Electric & Gas, 7.00%, 09/01/24        300,000           283,501
Southern Union Co., 7.60%, 02/01/24                   175,000           166,212
Tennessee Valley Authority, 6.00%, 03/15/13           500,000           517,609
TXU Corp., 6.375%, 06/15/06                           300,000           309,698
Wisconsin Energy Corp., 6.50%, 04/01/11               300,000           311,005
                                                                 --------------
                                                                      3,224,708
                                                                 --------------

TOTAL CORPORATE BONDS (Cost $31,254,446)                             31,910,335
                                                                 --------------

FOREIGN BONDS (7.49%)

FOREIGN CORPORATE BONDS (3.74%)
ABN Amro Bank NV, 7.55%, 06/28/06                     300,000           330,266
Barclays Bank Plc, 7.40%, 12/15/09                    300,000           331,349
Bayerische Landesbank Girozentrale,
  7.375%, 12/14/02                                    300,000           314,660
Bell Canada, 9.50%, 10/15/10                          200,000           240,093
British Telecommunications Plc, 8.375%, 12/15/10      300,000           332,374
Hanson Overseas BV, 7.375%, 01/15/03                  300,000           311,462
Inter-American Development Bank, 6.125%, 03/08/06     400,000           429,595
Landesbank Baden-Wuerttemberg Girozentrale,
  7.625%, 02/01/23                                    200,000           221,663
National Westminster Bank Plc, 7.375%, 10/01/09       300,000           329,774
Norsk Hydro ASA, 6.70%, 01/15/18                      300,000           285,846
Sony Corp., 6.125%, 03/04/03                          300,000           310,212
                                                                 --------------
                                                                      3,437,294
                                                                 --------------

FOREIGN GOVERNMENT REGIONAL (3.75%)
Canadian Government Bond, 6.375%, 11/30/04            300,000           322,898
Finland Government International Bond,
  7.875%, 07/28/04                                    300,000           333,848
International Bank for Reconstruction &
  Development, 7.00%, 01/27/05                        400,000           438,388
Italy Government International Bond,
  7.25%, 02/07/05                                     300,000           328,211
Manitoba, Province of, 8.00%, 04/15/02                250,000           256,699
Nova Scotia, Province of, 7.25%, 07/27/13             100,000           112,477
Ontario, Province of, 5.50%, 10/01/08                 300,000           308,690
Portugal Government International Bond,
  5.75%, 10/08/03                                     350,000           363,620
Quebec, Province of, 6.50%, 01/17/06                  300,000           319,721
Saskatchewan, Province of, 8.00%, 02/01/13            270,000           319,358
Spain Government International Bond,
  7.00%, 07/19/05                                     300,000           328,011
                                                                 --------------
                                                                      3,431,921
                                                                 --------------

TOTAL FOREIGN BONDS (Cost $6,496,363)                                 6,869,215
                                                                 --------------

U.S. TREASURY OBLIGATIONS (38.55%)

TREASURY BOND (17.22%)
6.25%, 08/15/23                                     3,500,000         3,839,608
6.75%, 08/15/26                                     2,000,000         2,337,968

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                                       BOND FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                  PRINCIPAL          VALUE
                                                  ---------          -----
7.50%, 11/15/16                                  $  3,600,000    $    4,425,188
7.875%, 02/15/21                                    2,000,000         2,584,062
8.125%, 08/15/19                                    2,000,000         2,624,532
                                                                 --------------
                                                                     15,811,358
                                                                 --------------

TREASURY NOTE (21.33%)
4.75%, 11/15/08                                       300,000           306,891
5.625%, 12/31/02                                    2,500,000         2,592,805
5.75%, 08/15/03                                     2,400,000         2,527,325
5.875%, 02/15/04                                    2,300,000         2,450,128
6.375%, 08/15/02                                    2,800,000         2,893,514
6.50%, 08/15/05                                     3,250,000         3,581,854
7.25%, 05/15/04                                     1,900,000         2,095,046
7.50%, 02/15/05                                     2,800,000         3,153,500
                                                                 --------------
                                                                     19,601,063
                                                                 --------------

TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,135,392)                   35,412,421
                                                                 --------------

REPURCHASE AGREEMENTS (0.26%)
Fifth Third Bank, 2.65%, dated 09/28/01,
due 10/01/01, repurchase price $234,057
(collateralized by FFCB Cusip 31331HE52,
8.00%, due 02/24/10, market value $241,026)
(Cost $234,005)                                       234,005           234,005
                                                                 --------------

    TOTAL INVESTMENTS (Cost $87,241,710) (98.65%)                    90,575,104
    OTHER ASSETS AND LIABILITIES, NET (1.35%)                         1,243,191
                                                                 --------------
    NET ASSETS (100%)                                            $   91,818,295
                                                                 ==============

Cost for federal income tax at September 30,
2001 was $87,241,710 and net unrealized
appreciation consisted of:
    Gross unrealized appreciation                                $    4,085,932
    Gross unrealized depreciation                                      (752,538)
                                                                 --------------
    Net unrealized appreciation                                  $    3,333,394
                                                                 ==============

     The accompanying notes are an integral part of the financial statements

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
COMMON STOCK (99.55%)
ADVERTISING AGENCIES (0.27%)
Omnicom Group                                           5,090    $      330,341
Interpublic Group Cos., Inc.                            6,384           130,234
                                                                 --------------
                                                                        460,575
                                                                 --------------

AEROSPACE/DEFENSE (1.44%)
Boeing Co.                                             16,219           543,337
General Dynamics Corp.                                  4,700           415,104
Goodrich Corp.                                          1,631            31,772
Lockheed Martin Corp.                                   8,096           354,200
Northrop Grumman Corp.                                  3,260           329,260
Raytheon Co.                                            8,713           302,777
Rockwell Collins                                        3,216            45,667
United Technologies Corp.                              10,230           475,695
                                                                 --------------
                                                                      2,497,812
                                                                 --------------

AIRLINES (0.22%)
AMR Corp./Del*                                          2,954            56,540
US Airways Group, Inc.*                                 1,293             6,012
Delta Air Lines, Inc.                                   4,440           116,994
Southwest Airlines                                     13,509           200,474
                                                                 --------------
                                                                        380,020
                                                                 --------------

APPAREL (0.22%)
Liz Claiborne, Inc.                                     1,040            39,208
Nike, Inc.                                              5,522           258,485
Reebok International Ltd.*                                690            14,283
VF Corp.                                                2,168            63,457
                                                                 --------------
                                                                        375,433
                                                                 --------------

APPLIANCES (0.06%)
Maytag Corp.                                            1,390            34,250
Whirlpool Corp.                                         1,394            77,158
                                                                 --------------
                                                                        111,408
                                                                 --------------

AUTO PARTS & EQUIPMENT (0.15%)
Visteon Corp.                                           2,698            34,400
Dana Corp.                                              2,765            43,134
Delphi Automotive Systems                               7,784            91,462
TRW, Inc.                                               2,955            88,118
                                                                 --------------
                                                                        257,114
                                                                 --------------

AUTOMOBILE MANUFACTURERS (0.76%)
Ford Motor Co.                                         36,026           625,051
General Motors Corp.                                   12,734           546,289
Navistar International Corp.*                             720            20,340
Paccar, Inc.                                            2,476           121,497
                                                                 --------------
                                                                      1,313,177
                                                                 --------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
BANKS (7.95%)
Washington Mutual, Inc.                                16,536    $      636,305
PNC Financial Services Group, Inc.                      8,115           464,584
Regions Financial Corp.                                 2,960            85,426
SouthTrust Corp.                                        5,160           131,425
State Street Corp.                                      7,780           353,990
Suntrust Banks, Inc.                                    7,645           509,157
Synovus Financial Corp.                                 3,735           103,086
Union Planters Corp.                                    2,570           110,253
Wachovia Corp./SC                                      29,088           901,728
Northern Trust Corp.                                    7,240           379,955
Zions BanCorp                                           1,210            64,929
Wells Fargo & Co.                                      33,424         1,485,697
US BanCorp                                             30,476           675,958
Bank of New York Co. Inc.                              14,618           511,630
National City Corp.                                     9,284           278,056
Bank of America Corp.                                  34,848         2,035,123
AmSouth BanCorp                                         5,340            96,494
Bank One Corp.                                         21,734           683,969
BB&T Corp.                                              5,540           201,933
Comerica, Inc.                                          5,588           309,575
FleetBoston Financial Corp.                            22,542           817,148
Golden West Financial Corp.                             4,680           271,908
Huntington Bancshares, Inc.                             3,412            59,062
JP Morgan Chase & Co.                                  40,895         1,396,564
Mellon Financial Corp.                                  8,780           283,857
KeyCorp                                                 6,330           152,806
Fifth Third BanCorp                                    12,252           753,253
                                                                 --------------
                                                                     13,753,871
                                                                 --------------

BIOTECHNOLOGY (0.99%)
Chiron Corp.*                                           4,310           191,493
Amgen, Inc.*                                           20,410         1,199,292
Biogen, Inc.*                                           3,220           178,968
Immunex Corp.*                                          8,050           150,374
                                                                 --------------
                                                                      1,720,127
                                                                 --------------

BUILDING MATERIALS (0.13%)
Vulcan Materials Co.                                    2,040            88,128
Masco Corp.                                             6,840           139,810
                                                                 --------------
                                                                        227,938
                                                                 --------------

CHEMICALS (1.25%)
Great Lakes Chemical Corp.                                570            12,597
Sigma-Aldrich                                           1,948            88,050
Rohm & Haas Co.                                         3,498           114,594
Praxair, Inc.                                           3,091           129,822
PPG Industries, Inc.                                    3,265           149,374
Hercules, Inc.*                                         1,153             9,512
Engelhard Corp.                                           984            22,730
Ecolab, Inc.                                            2,276            82,687

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

Eastman Chemical Co.                                    1,870    $       67,881
Du Pont (E.I.) de Nemours & Co.                        21,194           795,199
Dow Chemical Co.                                       15,576           510,270
Air Products & Chemicals, Inc.                          3,698           142,669
Ashland, Inc.                                           1,015            39,128
                                                                 --------------
                                                                      2,164,513
                                                                 --------------

COMMERCIAL SERVICES (0.74%)
McKesson Corp.                                          4,249           160,570
Robert Half International, Inc.*                        1,030            20,610
Cendant Corp.*                                         10,146           129,869
Quintiles Transnational Corp.*                          1,350            19,710
Paychex, Inc.                                           6,902           217,482
Moody's Corp.                                           3,266           120,842
Equifax, Inc.                                           2,260            49,494
Deluxe Corp.                                            2,617            90,391
Convergys Corp.*                                        3,010            83,528
Cintas Corp.                                            3,250           130,975
Concord EFS, Inc.*                                      3,180           155,661
H&R Block, Inc.                                         2,740           105,654
                                                                 --------------
                                                                      1,284,786
                                                                 --------------

COMPUTER HARDWARE (3.48%)
Network Appliance, Inc.*                                5,180            35,224
Seagate Tech, Inc. - Escrow Shares*                     3,695                 0
Lexmark International, Inc.*                            3,240           144,860
International Business Machines Corp.                  34,456         3,180,289
Gateway, Inc.*                                          5,060            27,577
EMC Corp./Massachusetts*                               37,348           438,839
Dell Computer Corp.*                                   47,232           875,209
Compaq Computer Corp.                                  26,440           219,716
Apple Computer, Inc.*                                   5,258            81,552
Hewlett-Packard Co.                                    36,496           587,586
Sun Microsystems, Inc.*                                52,014           430,156
                                                                 --------------
                                                                      6,021,008
                                                                 --------------

COMPUTER SERVICES & SOFTWARE (5.61%)
Siebel Systems, Inc.*                                   7,590            98,746
Microsoft Corp.*                                      100,324         5,133,579
NCR Corp.*                                              2,190            64,934
Novell, Inc.*                                           4,239            15,515
Oracle Corp.*                                          98,062         1,233,620
Parametric Technology Corp.*                            3,530            18,321
Peoplesoft, Inc.*                                       4,450            80,278
Unisys Corp.*                                           5,100            44,166
Yahoo, Inc.*                                            9,030            79,554
Mercury Interactive Corp.*                              1,600            30,464
Sapient Corp.*                                          1,640             6,314
Automatic Data Processing                              13,780           648,211
Intuit, Inc.*                                           4,650           166,470

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

Veritas Software Corp.*                                 7,669    $      141,416
Autodesk, Inc.                                          1,220            39,113
BMC Software, Inc.*                                     4,130            52,451
Adobe Systems, Inc.                                     4,420           105,992
Citrix Systems, Inc.*                                   2,950            58,410
Computer Sciences Corp.*                                5,008           166,115
Compuware Corp.*                                        5,090            42,400
Fiserv, Inc.*                                           3,735           127,401
Electronic Data Systems Corp.                          10,160           585,013
First Data Corp.                                        8,441           491,773
Computer Associates International, Inc.                10,335           266,023
                                                                 --------------
                                                                      9,696,279
                                                                 --------------

CONSUMER PRODUCTS (0.15%)
Tupperware Corp.                                        1,721            34,317
Clorox Co.                                              5,422           200,614
American Greetings                                      1,610            21,316
                                                                 --------------
                                                                        256,247
                                                                 --------------

CONTAINERS (0.07%)
Pactiv Corp.*                                           2,248            32,574
Ball Corp.                                                290            17,371
Sealed Air Corp.*                                       1,225            44,700
Bemis Co.                                                 755            30,087
                                                                 --------------
                                                                        124,732
                                                                 --------------

COSMETICS & TOILETRIES (2.61%)
International Flavors & Fragrances                      4,216           116,741
Procter & Gamble Co.                                   26,712         1,944,366
Kimberly-Clark Corp.                                   12,526           776,612
Gillette Co.                                           19,298           575,080
Colgate-Palmolive Co.                                  13,338           776,939
Alberto-Culver Co.                                      1,630            63,391
Avon Products                                           5,568           257,520
                                                                 --------------
                                                                      4,510,649
                                                                 --------------

DISTRIBUTION/WHOLESALE (0.10%)
Genuine Parts Co.                                       2,920            93,031
Grainger (W.W.), Inc.                                   2,120            82,362
                                                                 --------------
                                                                        175,393
                                                                 --------------

DIVERSIFIED FINANCIAL SERVICES (6.19%)
Lehman Brothers Holdings, Inc.                          4,650           264,352
Bear Stearns Cos, Inc.                                  2,407           120,374
USA Education, Inc.                                     2,500           207,275
T Rowe Price Group, Inc.                                1,610            47,173
Stilwell Financial, Inc.                                3,420            66,690
Providian Financial Corp.                               4,752            95,753
Morgan Stanley Dean Witter & Co.                       22,854         1,059,283
Merrill Lynch & Co., Inc.                              15,454           627,432

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

MBNA Corp.                                             12,755    $      386,349
Freddie Mac                                            12,468           810,420
Franklin Resources, Inc.                                3,610           125,159
Fannie Mae                                             18,831         1,507,610
Countrywide Credit Industries, Inc.                     1,500            65,895
Citigroup, Inc.                                        93,616         3,791,448
American Express Co.                                   22,498           653,792
Capital One Financial Corp.                             3,380           155,581
Household International, Inc.                           8,729           492,141
Charles Schwab Corp.                                   19,715           226,722
                                                                 --------------
                                                                     10,703,449
                                                                 --------------

DIVERSIFIED MACHINERY (0.47%)
Cummins, Inc.                                             460            15,180
Rockwell International Corp.                            3,216            47,211
Ingersoll-Rand Co.                                      4,253           143,751
Deere & Co.                                             4,008           150,741
Caterpillar, Inc.                                       7,252           324,890
Black & Decker Corp.                                    1,341            41,839
Dover Corp.                                             3,200            96,352
                                                                 --------------
                                                                        819,964
                                                                 --------------

DIVERSIFIED MANUFACTURING (6.3%)
Tyco International Ltd.                                37,124         1,689,142
National Service Industries, Inc.                       1,400            28,910
Pall Corp.                                              1,589            30,906
Illinois Tool Works                                     8,306           449,438
Minnesota Mining & Manufacturing Co.                    9,572           941,885
ITT Industries, Inc.                                    1,258            56,358
General Electric Co.                                  184,228         6,853,282
FMC Corp.*                                                600            29,394
Eaton Corp.                                             1,740           103,025
Danaher Corp.                                           2,680           126,442
Crane Co.                                                 720            15,782
Cooper Industries, Inc.                                 2,114            87,668
Honeywell International, Inc.                          13,428           354,499
Textron, Inc.                                           3,960           133,096
                                                                 --------------
                                                                     10,899,827
                                                                 --------------

E-COMMERCE/SERVICES (0.03%)
TMP Worldwide, Inc.*                                    2,130            60,471
                                                                 --------------

ELECTRICAL COMPONENTS (0.56%)
Sanmina Corp.*                                          4,540            61,653
Thomas & Betts Corp.                                      605            10,575
Tektronix, Inc.*                                        1,140            19,939
Solectron Corp.*                                        9,210           107,297
Power-One, Inc.*                                        1,040             6,396
Molex, Inc.                                             3,392            95,349
Jabil Circuit, Inc.*                                    2,300            41,170

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

Emerson Electric Co.                                   12,156    $      572,061
American Power Conversion*                              1,840            21,491
Symbol Technologies, Inc.                               3,795            39,810
                                                                 --------------
                                                                        975,741
                                                                 --------------

ENGINEERING & CONSTRUCTION (0.04%)
Fluor Corp.                                             1,810            69,685
McDermott International, Inc.*                            440             3,630
                                                                 --------------
                                                                         73,315
                                                                 --------------
FOOD & BEVERAGE (3.44%)
Winn-Dixie Stores, Inc.                                 3,390            38,815
Ralston Purina Co.                                      7,508           246,262
Wrigley (WM.) JR Co.                                   10,310           528,903
Unilever NV                                            15,750           850,815
Sysco Corp.                                            16,976           433,567
Supervalu, Inc.                                         4,340            87,798
Safeway, Inc.*                                         11,290           448,439
Kellogg Co.                                            13,300           399,000
HJ Heinz Co.                                           16,717           704,622
Hershey Foods Corp.                                     7,240           473,279
General Mills, Inc.                                    10,608           482,664
Campbell Soup Co.                                      13,764           385,392
Archer-Daniels-Midland Co.                             16,781           211,274
Albertson's, Inc.                                       7,812           249,047
Kroger Co.*                                            16,954           417,747
                                                                 --------------
                                                                      5,957,624
                                                                 --------------

FOREST & PAPER PRODUCTS (0.44%)
Louisiana-Pacific Corp.                                   970             6,305
Boise Cascade Corp.                                       485            14,308
Willamette Industries                                   1,666            74,953
Weyerhaeuser Co.                                        4,034           196,496
Westvaco Corp./NY                                       1,436            36,905
Mead Corp.                                              1,360            37,645
International Paper Co.                                 7,541           262,427
Georgia-Pacific Group                                   3,016            86,831
Temple-Inland, Inc.                                       820            38,942
                                                                 --------------
                                                                        754,812
                                                                 --------------

HEALTHCARE PRODUCTS (3.71%)
Johnson & Johnson                                      58,519         3,241,953
Becton Dickinson & Co.                                  5,510           203,870
Zimmer Holdings, Inc.*                                  3,431            95,205
Stryker Corp.                                           4,450           235,405
St. Jude Medical, Inc.*                                 2,337           159,968
Medtronic, Inc.                                        24,222         1,053,657
Biomet, Inc.                                            4,882           142,798
Baxter International, Inc.                             12,866           708,273
Bausch & Lomb, Inc.                                     2,115            59,854

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

Bard (C.R.), Inc.                                       1,690    $       86,883
Guidant Corp.*                                          7,496           288,596
Boston Scientific Corp.*                                6,822           139,851
                                                                 --------------
                                                                      6,416,313
                                                                 --------------

HEALTHCARE SERVICES (0.9%)
Healthsouth Corp.*                                      5,860            95,284
Wellpoint Health Networks*                              1,340           146,261
UnitedHealth Group, Inc.                                5,670           377,055
Tenet Healthcare Corp.*                                 5,613           334,815
Humana, Inc.*                                           2,525            30,451
HCA, Inc.                                               9,872           437,428
Aetna, Inc.*                                            3,104            89,675
Manor Care, Inc.*                                       1,785            50,158
                                                                 --------------
                                                                      1,561,127
                                                                 --------------

HOME BUILDERS (0.01%)
Centex Corp.                                              250             8,433
                                                                 --------------
                                                                          8,433
                                                                 --------------

HOME FURNISHINGS (0.13%)
Leggett & Platt, Inc.                                   2,800            54,600
Newell Rubbermaid, Inc.                                 7,588           172,323
                                                                 --------------
                                                                        226,923
                                                                 --------------

HOTELS (0.17%)
Marriott International, Inc.                            5,853           195,490
Hilton Hotels Corp.                                     5,520            43,332
Starwood Hotels & Resorts Worldwide, Inc.               2,610            57,420
                                                                 --------------
                                                                        296,242
                                                                 --------------

INSTRUMENTS-CONTROLS (0.36%)
Applied Biosystems Group - Applera Corp.                5,180           126,392
Johnson Controls, Inc.                                  1,954           127,479
Millipore Corp.                                         1,130            59,822
Parker Hannifin Corp.                                   2,261            77,891
PerkinElmer, Inc.                                       1,700            44,608
Thermo Electron Corp.*                                  2,082            37,580
Agilent Technologies, Inc.*                             7,460           145,843
                                                                 --------------
                                                                        619,615
                                                                 --------------

INSURANCE (4.74%)
Marsh & McLennan Cos                                    7,063           682,992
MBIA, Inc.                                              1,950            97,500
Metlife, Inc.                                           8,900           264,330
MGIC Investment Corp.                                   1,460            95,396
Progressive Corp.                                       1,300           174,070
Safeco Corp.                                            1,779            53,957
UnumProvident Corp.                                     3,560            89,890
Lincoln National Corp.                                  5,108           238,186
Torchmark Corp.                                         2,020            78,780

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

St Paul Cos                                             3,490    $      143,858
Aflac, Inc.                                             9,760           263,520
John Hancock Financial Services                           780            31,161
XL Capital Ltd.                                         1,990           157,210
AMBAC Financial Group, Inc.                               460            25,167
American International Group                           49,829         3,886,662
AON Corp.                                               4,664           195,888
Chubb Corp.                                             3,880           277,071
Cigna Corp.                                             4,528           375,598
Cincinnati Financial Corp.                              2,770           115,287
Conseco, Inc.*                                          3,316            24,074
Hartford Financial Services Group                       4,698           275,961
Jefferson-Pilot Corp.                                   2,968           132,017
Allstate Corp.                                         13,976           522,004
                                                                 --------------
                                                                      8,200,579
                                                                 --------------
LEISURE & RECREATION PRODUCTS (0.10%)
Brunswick Corp.                                         1,744            28,724
Hasbro, Inc.                                            3,175            44,450
Mattel, Inc.*                                           6,541           102,432
                                                                 --------------
                                                                        175,606
                                                                 --------------

MEDIA (3.26%)
Gannett Co, Inc.                                        7,574           455,273
Univision Communications, Inc.*                         5,650           129,668
Tribune Co.                                             8,007           251,420
New York Times Co.                                      4,274           166,814
Meredith Corp.                                          2,178            69,979
Dow Jones & Co, Inc.                                    3,875           176,041
Comcast Corp.*                                         18,950           679,737
Clear Channel Communications*                          13,500           536,625
AOL Time Warner, Inc.*                                 82,970         2,746,307
McGraw-Hill Companies, Inc.                             5,250           305,550
Knight Ridder, Inc.                                     2,209           123,373
                                                                 --------------
                                                                      5,640,787
                                                                 --------------

MEDICAL INFORMATION SYSTEMS (0.07%)
IMS Health, Inc.                                        4,862           121,793
                                                                 --------------

METAL FABRICATION (0.01%)
Worthington Industries                                  1,410            15,862
                                                                 --------------

METALS (0.45%)
Freeport-McMoran Copper & Gold, Inc.*                   1,590            17,474
Placer Dome, Inc.                                       4,407            56,366
Inco Ltd.*                                              3,457            42,901
Alcoa, Inc.                                            14,758           457,646
Alcan, Inc.                                             4,727           141,810
Phelps Dodge Corp.                                      1,995            54,862
                                                                 --------------
                                                                        771,059
                                                                 --------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

MINING (0.13%)
Barrick Gold Corp.                                      5,991    $      103,944
Homestake Mining Co.                                    3,400            31,620
Newmont Mining Corp.                                    3,388            79,957
                                                                 --------------
                                                                        215,521
                                                                 --------------

MOTORCYCLE MANUFACTURER (0.15%)
Harley-Davidson, Inc.                                   6,540           264,870
                                                                 --------------

OFFICE EQUIPMENT (0.29%)
Xerox Corp.                                            10,532            81,623
Pitney Bowes, Inc.                                      6,134           234,625
Avery Dennison Corp.                                    2,461           116,430
Office Depot, Inc.*                                     4,880            66,368
                                                                 --------------
                                                                        499,046
                                                                 --------------

OIL & GAS (7.20%)
Schlumberger Ltd.                                      15,140           691,898
Baker Hughes, Inc.                                      3,960           114,642
Apache Corp.                                            2,520           108,335
Anadarko Petroleum Corp.                                5,103           245,352
Amerada Hess Corp.                                      3,018           191,643
USX-Marathon Group, Inc.                                4,876           130,433
Unocal Corp.                                            3,442           111,865
Transocean Sedco Forex, Inc.                            5,387           142,217
Sunoco, Inc.                                            1,790            63,724
Royal Dutch Petroleum Co.                              42,160         2,118,540
Rowan Companies, Inc.*                                    220             2,724
EOG Resources, Inc.                                       740            21,408
Burlington Resources, Inc.                              2,807            96,027
ChevronTexaco Corp.                                    15,677         1,328,626
Texaco, Inc.                                           12,562           816,530
Devon Energy Corp.                                      1,470            50,568
Phillips Petroleum Co.                                  8,638           465,934
Exxon Mobil Corp.                                     126,532         4,985,361
Halliburton Co.                                         7,138           160,962
Kerr-McGee Corp.                                        2,990           155,211
Nabors Industries, Inc.*                                1,750            36,697
Noble Drilling Corp.*                                   1,330            31,920
Occidental Petroleum Corp.                              5,063           123,233
Conoco, Inc.                                            9,850           249,599
                                                                 --------------
                                                                     12,443,449
                                                                 --------------

PAINT & RELATED PRODUCTS (0.03%)
Sherwin-Williams Co.                                    2,316            51,461
                                                                 --------------
                                                                         51,461
                                                                 --------------

PHARMACEUTICALS (10.65%)
Medimmune, Inc.*                                        4,410           157,128
Bristol-Myers Squibb Co.                               38,088         2,116,169
Watson Pharmaceuticals, Inc.*                           2,240           122,550

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

Schering-Plough Corp.                                  27,930    $    1,036,203
Pharmacia Corp.                                        26,065         1,057,196
Pfizer, Inc.                                          116,852         4,685,765
Merck & Co, Inc.                                       44,670         2,975,022
Forest Laboratories, Inc.*                              3,250           234,455
Cardinal Health, Inc.                                   9,170           678,121
Abbott Laboratories                                    30,806         1,597,291
AmerisourceBergen Corp.*                                1,500           106,425
American Home Products Corp.                           26,020         1,515,665
Allergan, Inc.                                          3,140           208,182
Eli Lilly & Co.                                        22,355         1,804,048
King Pharmaceuticals, Inc.*                             3,146           131,975
                                                                 --------------
                                                                     18,426,195
                                                                 --------------

PHOTOGRAPHY EQUIPMENT (0.23%)
Eastman Kodak Co.                                      12,014           390,815
                                                                 --------------

PIPELINES (0.73%)
EL Paso Corp.                                           9,491           394,351
Williams Cos, Inc.                                      7,070           193,011
Enron Corp.                                            15,752           428,927
Dynegy, Inc.                                            4,990           172,903
Kinder Morgan, Inc.                                     1,530            75,291
                                                                 --------------
                                                                      1,264,483
                                                                 --------------

PRINTING (0.06%)
R.R. Donnelley & Sons Co.                               3,648            98,678
                                                                 --------------

RETAIL STORES (6.10%)
Sears, Roebuck and Co.                                  7,964           275,873
Penney (J.C.) Co.                                       4,497            98,484
May Department Stores Co.                               6,248           181,317
RadioShack Corp.                                        4,880           118,340
Nordstrom, Inc.                                         2,290            33,090
Staples, Inc.*                                          7,200            95,904
Target Corp.                                           16,638           528,423
Tiffany & Co.                                           2,320            50,228
TJX Cos., Inc.                                          4,910           161,539
Toys R US, Inc.*                                        3,481            59,978
Wal-Mart Stores, Inc.                                  86,038         4,258,881
Federated Department Stores*                            3,977           112,151
Walgreen Co.                                           19,636           676,067
Best Buy Co, Inc.*                                      4,620           209,979
Home Depot, Inc.                                       44,719         1,715,868
Lowe's Cos                                             13,896           439,808
Bed Bath & Beyond, Inc.*                                4,760           121,190
Big Lots, Inc.*                                         1,330            11,026
Circuit City Stores                                     3,410            40,920
Costco Wholesale Corp.*                                 9,440           335,686
Limited, Inc.                                           7,630            72,485

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

Dillard's, Inc.                                         1,090    $       14,355
Dollar General Corp.                                    5,191            60,735
Gap, Inc.                                              13,905           166,165
K Mart Corp.*                                           6,188            43,254
Kohls Corp.*                                            8,350           400,800
CVS Corp.                                               8,274           274,697
                                                                 --------------
                                                                     10,557,243
                                                                 --------------

RETAIL-AUTO PARTS (0.07%)
Autozone, Inc.*                                         2,417           125,346
                                                                 --------------

SEMICONDUCTORS (3.25%)
National Semiconductor Corp.*                           2,700            59,535
Novellus Systems, Inc.*                                 2,600            74,256
PMC - Sierra, Inc.*                                     3,500            36,365
QLogic Corp.*                                           1,780            33,820
Teradyne, Inc.*                                         3,000            58,500
Texas Instruments, Inc.                                32,048           800,559
Xilinx, Inc.*                                           6,730           158,357
Maxim Integrated Products*                              7,230           252,616
LSI Logic Corp.*                                        4,740            55,695
Vitesse Semiconductor Corp.*                            2,990            23,172
Applied Materials, Inc.*                               15,450           439,398
Advanced Micro Devices*                                 5,978            48,721
Micron Technology, Inc.*                               10,286           193,685
Altera Corp.*                                           5,940            97,951
Analog Devices, Inc.*                                   7,800           255,060
Applied Micro Circuits Corp.*                           4,040            28,240
Broadcom Corp.*                                         5,540           112,462
Conexant Systems, Inc.*                                 3,410            28,303
Intel Corp.                                           123,194         2,511,926
Kla-Tencor Corp.*                                       3,810           120,320
Linear Technology Corp.                                 6,850           224,680
                                                                 --------------
                                                                      5,613,621
                                                                 --------------

STEEL (0.06%)
USX-U.S. Steel Group, Inc.                              1,213            16,958
Nucor Corp.                                             1,571            62,369
Allegheny Technologies, Inc.                            1,316            17,542
                                                                 --------------
                                                                         96,869
                                                                 --------------

TELECOMMUNICATIONS (8.85%)
Nextel Communications, Inc.*                           11,820           102,361
Nortel Networks Corp.                                  47,928           268,876
Qualcomm, Inc.*                                        14,040           667,462
Lucent Technologies, Inc.                              51,981           297,851
SBC Communications, Inc.                               65,255         3,074,816
Sprint Corp.-FON Group                                 16,552           397,414
Sprint Corp.-PCS Group*                                14,990           394,087
Tellabs, Inc.*                                          6,382            63,054

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

WorldCom, Inc.-WorldCom Group*                         48,579    $      730,628
Qwest Communications International                     29,376           490,579
JDS Uniphase Corp.*                                    20,010           126,463
Verizon Communications, Inc.                           53,581         2,899,268
AT&T Corp.                                             63,532         1,226,168
Global Crossing Ltd.*                                  12,943            23,297
Scientific-Atlanta, Inc.                                2,900            50,895
ADC Telecommunications, Inc.*                          11,140            38,879
Andrew Corp.*                                           1,062            19,307
AT&T Wireless Services, Inc.*                          36,844           550,449
Avaya, Inc.*                                            4,324            42,808
BellSouth Corp.                                        37,606         1,562,529
CenturyTel, Inc.                                        2,080            69,680
CIENA Corp.*                                            2,580            26,548
Cisco Systems, Inc.*                                  127,328         1,550,855
Comverse Technology, Inc.*                              3,460            70,861
Corning, Inc.                                          14,189           125,147
Alltel Corp.                                            7,478           433,350
                                                                 --------------
                                                                     15,303,632
                                                                 --------------

TIRES & RUBBER (0.03%)
Cooper Tire & Rubber                                      330             4,699
Goodyear Tire & Rubber Co.                              2,360            43,495
                                                                 --------------
                                                                         48,194
                                                                 --------------
TOOLS (0.04%)
Snap-On, Inc.                                             560            12,505
Stanley Works                                           1,400            51,170
                                                                 --------------
                                                                         63,675
                                                                 --------------

TRANSPORTATION (0.45%)
FedEx Corp.*                                            4,396           161,553
Norfolk Southern Corp.                                  5,636            90,852
CSX Corp.                                               3,215           101,272
Burlington Northern Santa Fe Corp.                      6,624           177,192
Union Pacific Corp.                                     5,103           239,331
                                                                 --------------
                                                                        770,200
                                                                 --------------

TRAVEL SERVICES (0.05%)
Sabre Holdings Corp.*                                   3,104            83,001
                                                                 --------------

TRUCKING & LEASING (0.01%)
Ryder System, Inc.                                      1,280            25,587
                                                                 --------------

UTILITIES (3.04%)
Mirant Corp.*                                           4,690           102,711
Niagara Mohawk Holdings, Inc.*                          3,710            62,959
Nicor, Inc.                                             1,490            57,737
Peoples Energy Corp.                                    1,290            51,290
PG&E Corp.                                              6,899           104,865
Pinnacle West Capital Corp.                             1,290            51,213

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

PPL Corp.                                               2,345    $       76,447
Public Service Enterprise Group                         4,457           189,645
CMS Energy Corp.                                        1,860            37,200
Reliant Energy, Inc.                                    5,360           141,075
Sempra Energy                                           3,995            98,876
Southern Co.                                           11,830           283,683
TXU Corp.                                               5,901           273,334
XCEL Energy, Inc.                                       5,780           162,707
KeySpan Corp.                                           1,640            54,514
Progress Energy, Inc.                                   6,234           268,000
Cinergy Corp.                                           2,564            79,151
AES Corp.*                                              9,000           115,380
Allegheny Energy, Inc.                                  2,400            88,080
Ameren Corp.                                            4,168           160,051
Constellation Energy Group, Inc.                        3,059            74,028
Calpine Corp.*                                          3,850            87,818
GPU, Inc.                                               2,675           107,963
Consolidated Edison, Inc.                               4,569           186,050
Dominion Resources, Inc.                                6,474           384,232
DTE Energy Co.                                          3,179           136,856
Duke Energy Corp.                                      13,696           518,394
Edison International*                                   5,376            70,748
Entergy Corp.                                           4,265           151,663
Exelon Corp.                                            6,574           293,200
FirstEnergy Corp.                                       3,775           135,711
FPL Group, Inc.                                         6,599           353,376
American Electric Power                                 7,074           305,809
                                                                 --------------
                                                                      5,264,766
                                                                 --------------
WASTE DISPOSAL (0.20%)
Allied Waste Industries, Inc.*                          1,870            23,843
Waste Management, Inc.                                 12,173           325,506
                                                                 --------------
                                                                        349,349
                                                                 --------------

WIRELESS EQUIPMENT (0.35%)
Motorola, Inc.                                         37,368           582,941
Palm, Inc.*                                             9,097            13,282
                                                                 --------------
                                                                        596,223
                                                                 --------------

TOTAL COMMON STOCK (Cost $219,847,545)                              172,182,848
                                                                 --------------

MISCELLANEOUS INVESTMENTS (0.36%)
S & P 500 Depositary Receipt (Cost $604,500)            6,000           626,640
                                                                 --------------

    TOTAL INVESTMENTS (Cost $220,452,045) (99.91%)                  172,809,488
    OTHER ASSETS AND LIABILITIES, NET (0.09%)                           156,758
                                                                 --------------
    NET ASSETS (100%)                                            $  172,966,246
                                                                 ==============

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                     SHARES           VALUE
                                                     ------           -----
*Non-income producing investment
ADR - American Depository Receipt

Cost for federal income tax at September 30,
2001 was $221,402,533 and net unrealized
depreciation consisted of:
    Gross unrealized appreciation                                $    7,889,487
    Gross unrealized depreciation                                   (56,482,532)
                                                                 --------------
    Net unrealized appreciation                                  $  (48,593,045)
                                                                 ==============

     The accompanying notes are an integral part of the financial statements

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
COMMON STOCK (98.73%)
ADVERTISING (0.25%)
Advo, Inc.*                                             4,595    $      156,230
Penton Media, Inc.                                      8,530            30,282
                                                                 --------------
                                                                        186,512
                                                                 --------------

AEROSPACE/DEFENSE (1.44%)
AAR Corp.                                               6,172            49,438
Alliant Techsystems, Inc.*                              6,149           526,312
BE Aerospace, Inc.*                                     6,330            48,108
Esterline Technologies Corp.*                           4,820            76,397
GenCorp, Inc.                                           6,920            78,473
Kaman Corp.                                             4,873            64,519
Orbital Sciences Corp.*                                12,392            22,553
Teledyne Technologies, Inc.*                            7,400           118,030
Triumph Group, Inc.*                                    4,420           102,986
                                                                 --------------
                                                                      1,086,816
                                                                 --------------

AGRICULTURAL OPERATIONS (0.23%)
Delta & Pine Land Co.                                  10,286           174,656
                                                                 --------------

AIRLINES (0.59%)
Atlantic Coast Airlines Holdings, Inc.*                10,500           139,650
Frontier Airlines, Inc.*                                4,040            33,451
Mesa Air Group, Inc.*                                   4,240            13,822
Midwest Express Holdings*                               3,650            38,690
Skywest, Inc.                                          13,800           230,736
                                                                 --------------
                                                                        456,349
                                                                 --------------

APPAREL (2.90%)
Brown Shoe Co., Inc.                                    4,799            54,469
Burlington Coat Factory Wharehouse                     11,030           155,523
Cato Corp.                                              6,110            91,406
Chico's FAS, Inc.*                                      6,910           162,731
Christopher & Banks Corp.*                              4,110           123,752
Dress Barn, Inc.*                                       5,596           124,791
Gymboree Corp.*                                         5,630            37,721
Haggar Corp.                                            2,970            33,561
Kellwood Co.                                            6,900           127,650
K-Swiss, Inc.                                           2,710            66,531
Men's Wearhouse, Inc.*                                 10,485           189,569
Nautica Enterprises, Inc.*                              7,636            90,410
Oshkosh B'gosh, Inc.                                    4,070           105,820
Oxford Industries, Inc.                                 4,030            88,257
Pacific Sunwear of California*                          8,125           111,719
Phillips-Van Heusen                                     6,090            60,291
Quiksilver, Inc.*                                       5,960            73,606
Russell Corp.                                           5,760            79,085
Stride Rite Corp.                                       7,880            49,250

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
Timberland Co.*                                         9,646    $      261,407
Wolverine World Wide                                    9,018           121,202
                                                                 --------------
                                                                      2,208,751
                                                                 --------------

APPLIANCES (0.09%)
Applica, Inc.*                                          4,930            41,659
Salton, Inc.*                                           4,000            34,240
                                                                 --------------
                                                                         75,899
                                                                 --------------

AUDIO/VIDEO PRODUCTS (0.39%)
Harman International Industries, Inc.                   8,900           298,150
                                                                 --------------

AUTO PARTS & EQUIPMENT (1.51%)
Copart, Inc.*                                          13,380           374,774
Discount Auto Parts*                                    9,351           129,044
O'Reilly Automotive, Inc.*                             12,490           357,839
PEP Boys-Manny Moe & Jack                               9,730           107,517
Standard Motor Products, Inc.                           8,076            94,489
Tower Automotive, Inc.*                                12,990            93,138
                                                                 --------------
                                                                      1,156,801
                                                                 --------------

AUTO REPAIR CENTERS (0.07%)
Midas, Inc.                                             5,350            52,965
                                                                 --------------

AUTOMOBILE MANUFACTURERS (0.27%)
Oshkosh Truck Corp.                                     4,140           149,951
Wabash National Corp.                                   7,220            49,818
                                                                 --------------
                                                                        199,769
                                                                 --------------

BANKS (9.08%)
American Financial Holdings, Inc.                       4,920           120,786
Anchor BanCorp. Wisconsin, Inc.                         4,470            74,202
Chittenden Corp.                                        9,275           235,585
Commerce BanCorp, Inc.                                  8,279           562,972
Commercial Federal Corp.                               16,200           393,174
Community First Bankshares                             10,120           243,082
Cullen/Frost Bankers, Inc.                             13,112           353,368
Dime Community Bancshares                               3,110            78,745
Downey Financial Corp.                                  6,996           308,733
East-West BanCorp, Inc.                                 5,320           124,435
First BanCorp                                           6,700           173,262
First Midwest BanCorp, Inc.                            11,005           371,749
First Republic Bank*                                    1,300            29,835
Firstfed Financial Corp.*                               3,400            88,400
GBC BanCorp./California                                 3,700           115,514
Hudson United BanCorp                                  15,147           420,178
MAF BanCorp., Inc.                                      6,940           198,900
New York Community BanCorp., Inc.                      25,068           581,828
Provident Bankshares Corp.                              7,836           162,205
Riggs National Corp./Washington, DC                     5,966            92,473

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
South Financial Group, Inc. (The)                      11,560    $      183,110
Southwest BanCorp of Texas*                             7,030           209,143
Staten Island BanCorp., Inc.                            8,670           213,716
Sterling Bancshares, Inc./TX                            5,010            66,232
Susquehanna Bancshares, Inc.                            9,555           212,599
Trustco Bank Corp. NY                                  10,230           140,560
UCBH Holdings, Inc.                                     6,080           177,414
United Bankshares, Inc.                                11,160           301,320
Washington Federal, Inc.                               14,949           374,472
Whitney Holding Corp.                                   6,468           278,124
                                                                 --------------
                                                                      6,886,116
                                                                 --------------


BIOTECHNOLOGY (1.32%)
Advanced Tissue Sciences, Inc.*                        11,830            41,997
Arqule, Inc.*                                           4,460            46,607
Bio-Technology General Corp.*                          15,350           114,818
Cambrex Corp.                                           6,334           212,379
Cryolife, Inc.*                                         5,135           193,127
Enzo Biochem, Inc.*                                     6,883           116,736
Organogenesis, Inc.*                                    8,420            49,257
Regeneron Pharmaceutical*                              10,550           234,632
                                                                 --------------
                                                                      1,009,553
                                                                 --------------

BUILDING MATERIALS (1.36%)
Apogee Enterprises, Inc.                                3,130            40,377
Butler Manufacturing Co.                                3,325            72,153
Elcor Corp.                                             6,750           145,328
Florida Rock Industries                                 6,990           220,465
Lennox International, Inc.                             12,530           116,529
Simpson Manufacturing Co., Inc.*                        3,470           183,910
Texas Industries, Inc.                                  5,410           167,169
Universal Forest Products                               4,770            90,725
                                                                 --------------
                                                                      1,036,656
                                                                 --------------

CHEMICALS (1.62%)
Arch Chemicals, Inc.                                    5,960           131,716
Chemfirst, Inc.                                         5,217           105,279
Georgia Gulf Corp.                                      9,180           147,523
MacDermid, Inc.                                         9,550           121,667
OM Group, Inc.                                          6,501           357,555
Omnova Solutions, Inc.                                  4,760            29,750
Penford Corp.                                           2,660            27,930
PolyOne Corp.                                          19,970           155,766
Quaker Chemical Corp.                                   3,480            63,162
Wellman, Inc.                                           7,850            90,668
                                                                 --------------
                                                                      1,231,016
                                                                 --------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
COMMERCIAL SERVICES (4.41%)
Aaron Rents, Inc.                                       5,010    $       77,655
ABM Industries, Inc.                                    6,640           171,378
Administaff, Inc.*                                      6,940           180,440
Arbitron, Inc.*                                         6,480           169,517
CDI Corp.*                                              6,359           102,062
Central Parking Corp.                                   9,675           135,353
Chemed Corp.                                            3,775           108,720
Corinthian Colleges, Inc.*                              5,680           191,473
CPI Corp.                                               3,900    $       56,043
F.Y.I., Inc.*                                           4,200           157,584
G&K Services, Inc.                                      6,097           161,875
Hall Kinion & Associates, Inc.*                         3,780            18,333
Heidrick & Struggles, Inc.*                             5,080            72,492
Hooper Holmes, Inc.                                    14,540            90,730
Insurance Auto Auctions, Inc.*                          3,440            46,440
ITT Educational Services, Inc.*                         5,830           186,560
Kroll, Inc.*                                            4,960            56,494
Labor Ready, Inc.*                                      8,390            26,764
Maximus, Inc.*                                          5,540           220,104
Memberworks, Inc.*                                      4,270            87,834
On Assignment, Inc.*                                    6,140            98,731
Parexel International Corp.*                            5,380            61,009
Pharmaceutical Product Devel*                          12,300           360,267

Pre-Paid Legal Services, Inc.*                          5,880           101,371
Profit Recovery Group International*                   12,995           127,091
Spherion Corp.*                                        18,346           132,091
Startek, Inc.*                                          4,260            74,507
Volt Information Sciences, Inc.*                        4,590            54,988
Zixit Corp.*                                            5,210            25,112
                                                                 --------------
                                                                      3,353,018
                                                                 --------------

COMPUTER HARDWARE (0.92%)
Hutchinson Technology*                                  6,630           118,014
InterVoice-Brite, Inc.*                                 8,950            92,901
Kronos, Inc.*                                           3,440           141,212
Mercury Computer Systems, Inc.*                         5,310           199,391
Read-Rite Corp.*                                       31,340            92,453
SCM Microsystems, Inc.*                                 4,010            24,902
SONICblue, Inc.*                                       25,730            28,046
                                                                 --------------
                                                                        696,919
                                                                 --------------

COMPUTER SERVICES (1.42%)
Avant! Corp.*                                           9,730            28,801
Brooktrout, Inc.*                                       4,680            15,397
CACI International, Inc.*                               3,320           181,471
Carreker Corp.*                                         4,890            37,115
Catapult Communications Corp.*                          2,950            40,592
Ciber, Inc.*                                           15,900           100,170
Factset Research Systems, Inc.                          7,980           193,595

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
Micros Systems, Inc.*                                   4,420    $       78,543
NYFIX, Inc.*                                            6,520            93,236
PC-Tel, Inc.*                                           7,250            54,375
QRS Corp.*                                              5,170            43,428
Radiant Systems, Inc.*                                  6,920            70,584
Radisys Corp.*                                          4,150            49,800
Rainbow Technologies, Inc.*                             6,200            21,700
Systems & Computer Technology Corp.*                    7,470            67,230
                                                                 --------------
                                                                      1,076,037
                                                                 --------------

COMPUTER SOFTWARE (3.67%)
American Management Systems*                           10,548           126,681
Aspen Technology, Inc.*                                 6,760            67,600
Avid Technology, Inc.*                                  6,410    $       46,729
Barra, Inc.*                                            5,250           220,605
Captaris, Inc.*                                         5,400            11,286
Concord Communications, Inc.*                           4,320            38,448
Fair, Isaac & Co., Inc.                                 5,878           277,618
Filenet Corp.*                                          8,842            89,039
Global Payments, Inc.                                   9,330           274,302
HNC Software*                                           7,890           147,543
Hyperion Solutions Corp.*                               8,876           118,583
Information Resources, Inc.*                            1,340             8,509
Inter-Tel, Inc.                                         8,480            97,181
Mapinfo Corp.*                                          3,360            24,528
Midway Games, Inc.*                                     7,820            94,700
MRO Software, Inc.*                                     6,230            63,546
National Data Corp.                                     8,576           308,736
Peregrine Systems, Inc.*                                6,889            87,008
Phoenix Technologies Ltd.*                              6,230            62,487
Pinnacle Systems, Inc.*                                14,490            42,166
Progress Software Corp.*                                8,246           115,362
Roxio, Inc.*                                            3,000            45,600

SPSS, Inc.*                                             2,880            49,565
Take-Two Interactive Software*                          7,060            49,914
THQ, Inc.*                                              5,360           231,284
Verity, Inc.*                                           8,060            81,406
                                                                 --------------
                                                                      2,780,426
                                                                 --------------

CONSUMER PRODUCTS (0.17%)
Fossil, Inc.*                                           8,200           128,822
                                                                 --------------

CONTAINERS (0.14%)
Chesapeake Corp.                                        4,020           103,917
                                                                 --------------

DISTRIBUTION/WHOLESALE (1.15%)
Bell Microproducts, Inc.*                               3,900            29,991
Brightpoint, Inc.*                                     11,540            35,774
Hughes Supply, Inc.                                     6,525           145,508
Owens & Minor, Inc.                                     7,724           156,797

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
SCP Pool Corp.*                                         7,867    $      167,960
United Stationers, Inc.*                                8,040           240,155
Watsco, Inc.                                            6,695            87,638
                                                                 --------------
                                                                        863,823
                                                                 --------------

DIVERSIFIED FINANCIAL SERVICES (1.12%)
Financial Federal Corp.*                                3,600            88,200
Jefferies Group, Inc.                                   6,690           220,770
Raymond James Financial Corp.                          11,771           319,583
Southwest Securities Group, Inc.                        4,565            78,427
Tucker Anthony Sutro Corp.                              6,030           143,755
                                                                 --------------
                                                                        850,735
                                                                 --------------

DIVERSIFIED MACHINERY (3.06%)
Applied Industrial Technologies, Inc.                   5,700            96,273
Astec Industries, Inc.*                                 5,470            71,165
Baldor Electric Co.                                     9,200           182,620
Briggs & Stratton                                       5,060           157,923
Brooks Automation, Inc.*                                4,380           116,464
Cognex Corp.*                                           9,717           190,648
Gardner Denver, Inc.*                                   4,120            91,464
Gerber Scientific, Inc.                                 6,901            72,461
Graco, Inc.                                             8,190           247,338
Idex Corp.                                              7,130           197,145
JLG Industries, Inc.                                   10,240            93,798
Lindsay Manufacturing Co.                               3,619            64,237
Manitowoc Co.                                           6,247           151,427
Regal Beloit                                            5,808           105,996
Robbins & Myers, Inc.                                   3,820            94,163
Thomas Industries, Inc.                                 4,660           100,423
Zebra Technologies Corp.*                               7,856           294,286
                                                                 --------------
                                                                      2,327,831
                                                                 --------------

DIVERSIFIED MANUFACTURING (2.09%)
Aptargroup, Inc.                                        9,338           296,948
Armor Holdings, Inc.*                                   2,700            53,460
Barnes Group, Inc.                                      5,560           118,428
Clarcor, Inc.                                           6,660           159,174
Cuno, Inc.*                                             4,640           128,760
Myers Industries, Inc.                                  5,536            65,602
Roper Industries, Inc.                                  7,326           263,663

Smith (A.O.) Corp.                                      6,952           121,938
SPS Technologies, Inc.*                                 3,818           115,456
Standex International Corp.                             5,110            96,324
Tredegar Corp.                                          9,164           155,788
                                                                 --------------
                                                                      1,575,541
                                                                 --------------

ELECTRICAL COMPONENTS (2.37%)
Advanced Energy Industries*                             7,350           122,231
APW Limited*                                            9,584            40,061

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
Artesyn Technologies, Inc.*                             9,890    $       53,802
Bel Fuse, Inc.                                          2,310            44,906
Belden, Inc.                                            6,300           118,440
Benchmark Electronics, Inc.*                            4,580            75,662
Brady Corp.                                             5,600           166,880
C&D Technologies, Inc.                                  6,410           117,944
CTS Corp.                                               6,400            94,528
Cymer, Inc.*                                            7,090           118,758
Innovex, Inc.*                                          3,350             4,657
Intermagnetics General Corp.*                           3,798            88,341
Magnetek, Inc.*                                         2,110            19,370
Methode Electronics                                     8,840            66,742
Park Electrochemical Corp.                              4,624           100,572
Paxar Corp.*                                            7,719            98,417
Pioneer Standard Electronics                            6,440            58,089
SLI, Inc.                                               8,540            22,119
Technitrol, Inc.                                        8,100           180,630
Valence Technology, Inc.*                              13,550            47,967
Vicor Corp.*                                           10,239           144,472
                                                                 --------------
                                                                      1,784,588
                                                                 --------------

ELECTRONIC INSTRUMENTS (1.83%)
Analogic Corp.                                          3,530           142,965
BEI Technologies, Inc.                                  3,090            49,595
Checkpoint Systems, Inc.*                               5,510            60,224
Coherent, Inc.*                                         6,400           181,760
Dionex Corp.*                                           5,188           130,841
Electro Scientific Industries, Inc.*                    5,990           131,481
Itron, Inc.*                                            3,120            71,822
Keithley Instruments, Inc.                              3,340            47,929
Meade Instruments Corp.*                                5,360            20,261
Photon Dynamics, Inc.*                                  3,120            72,228
Rogers Corp.*                                           3,210            90,233
SBS Technologies, Inc.*                                 2,090            23,324
Trimble Navigation Ltd.*                                5,520            84,180
Watts Industries, Inc.                                  6,130            80,303
Woodward Governor Co.                                   3,440           166,668
X-Rite, Inc.                                            3,470            27,413
                                                                 --------------
                                                                      1,381,227
                                                                 --------------

ENGINEERING & CONSTRUCTION (0.33%)
Foster Wheeler Ltd.                                    11,020            55,100
Insituform Technologies, Inc.*                          5,970           101,789
URS Corp.*                                              4,360           100,280
                                                                 --------------
                                                                        257,169
                                                                 --------------

ENVIRONMENTAL CONTROL (0.39%)
Ionics, Inc.*                                           4,495            99,384
Tetra Tech, Inc.*                                       9,067           200,381
                                                                 --------------
                                                                        299,765
                                                                 --------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
FOOD & BEVERAGE (3.07%)
American Italian Pasta Co.*                             5,580    $      241,335
Corn Products International, Inc.                      10,510           301,952
Fleming Companies, Inc.                                10,930           322,435
Great Atlantic & Pacific Tea Co.*                      13,260           189,751
Hain Celestial Group, Inc.*                             7,740           142,493
J & J Snack Foods Corp.*                                3,120            58,500
Nash Finch Co.                                          4,090           139,469
Performance Food Group Co.*                             9,560           272,747
Ralcorp Holdings, Inc.*                                 7,390           143,809
United Natural Foods, Inc.*                             4,440            80,719
Whole Foods Market, Inc.*                              13,418           421,459
                                                                 --------------
                                                                      2,314,669
                                                                 --------------

FOREST PRODUCTS & PAPER (0.44%)
Buckeye Technologies, Inc.*                             8,120            80,388
Caraustar Industries, Inc.                              8,055            74,428
Deltic Timber Corp.                                     4,240           107,272
Pope & Talbot, Inc.                                     5,165            66,112
                                                                 --------------
                                                                        328,200
                                                                 --------------

HEALTHCARE PRODUCTS (5.36%)
Arthrocare Corp.*                                       6,190           121,324
Conmed Corp.*                                           8,550           151,335
Cooper Companies, Inc.                                  3,960           185,724
Datascope Corp.                                         4,490           174,122
Diagnostic Products Corp.                               7,640           322,561
Haemonetics Corp./Mass*                                 6,140           212,505
Idexx Laboratories, Inc.*                               9,259           216,383
Inamed Corp.*                                           4,190            71,230
Invacare Corp.                                          7,956           322,218
Mentor Corp.                                            6,083           153,900
PolyMedica Corp.*                                       3,570            54,514
Resmed, Inc.*                                           7,980           405,384
Respironics, Inc.*                                      7,350           261,366
Sola International, Inc.*                               3,520            53,363
Spacelabs Medical, Inc.*                                3,060            37,332
SurModics, Inc.*                                        4,330           172,984
Sybron Dental Specialties, Inc.*                        9,010           167,586
Techne Corp.*                                          10,330           304,012
Varian Medical Systems, Inc.*                           8,630           553,615
Vital Signs, Inc.                                       3,733           114,230
                                                                 --------------
                                                                      4,055,688
                                                                 --------------

HEALTHCARE SERVICES (3.87%)
Coventry Health Care, Inc.*                            14,575           343,970
Impath, Inc.*                                           4,200           144,942
MID Atlantic Medical Svcs*                             11,600           243,600
Orthodontic Centers of America*                        11,500           283,475
Pediatrix Medical Group, Inc.*                          5,910           241,069
Province Healthcare Co.*                                7,610           279,591

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

RehabCare Group, Inc.*                                  4,370    $      190,139
Renal Care Group, Inc.*                                11,900           366,163
Universal Health Services*                             14,748           719,702
US Oncology, Inc.*                                     16,970           126,427
                                                                 --------------
                                                                      2,939,078
                                                                 --------------

HOME BUILDERS (2.65%)
Champion Enterprises, Inc.*                             9,615            66,824
Coachmen Industries, Inc.                               3,930            35,370
DR Horton, Inc.                                        18,246           380,612
Fleetwood Enterprises, Inc.                            10,660           119,179
MDC Holdings, Inc.                                      6,335           175,606
Monaco Coach Corp.*                                     7,995           113,929
NVR, Inc.*                                              2,220           311,932
Ryland Group, Inc.                                      3,529           168,298
Skyline Corp.                                           4,130           110,271
Standard-Pacific Corp.                                  7,820           152,568
Toll Brothers, Inc.*                                    8,335           247,299
Winnebago Industries                                    5,460           117,117
                                                                 --------------
                                                                      1,999,005
                                                                 --------------

HOME FURNISHINGS (0.97%)
Bassett Furniture Industries, Inc.                      4,568            63,815
Ethan Allen Interiors, Inc.                             9,616           264,440
La-Z-Boy, Inc.                                         14,203           224,265
Pier 1 Imports, Inc.                                   21,884           181,637
                                                                 --------------
                                                                        734,157
                                                                 --------------

HOTELS (0.13%)
Prime Hospitality Corp.*                               11,580           101,904
                                                                 --------------

HOUSEHOLD PRODUCTS (1.07%)
Libbey, Inc.                                            4,860           156,735
National Presto Industries, Inc.                        3,310            89,039
Russ Berrie & Co., Inc.                                 6,958           185,083
Scotts Co. (The)*                                       7,069           241,053
Toro Co.                                                3,219           135,520
                                                                 --------------
                                                                        807,430
                                                                 --------------

INSURANCE (2.11%)
Delphi Financial Group                                  5,262           177,856
First American Corp.                                   14,438           292,370
Fremont General Corp.                                  12,552            68,534
Hilb, Rogal & Hamilton Co .                             4,100           187,001
Landamerica Financial Group, Inc.                       3,730           124,022
Mutual Risk Management Ltd.                            11,866            90,182
Philadelphia Consolidated Holding Co.*                  3,190           110,821
RLI Corp.                                               2,760           113,160

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
Scpie Holdings, Inc.                                    3,510    $       56,511
Selective Insurance Group                               6,628           154,631
Trenwick Group Ltd.                                     9,997            81,176
Zenith National Insurance Corp.                         5,498           135,251
                                                                 --------------
                                                                      1,591,515
                                                                 --------------

LEISURE & RECREATION (0.31%)
Action Performance Cos., Inc.*                          4,520            82,309
Department 56*                                          6,960            44,196
Jakks Pacific, Inc.*                                    7,580           102,330
                                                                 --------------
                                                                        228,835
                                                                 --------------

MEDIA (0.23%)
4 Kids Entertainment, Inc.*                             3,230            64,277
Information Holdings, Inc.*                             5,690           111,752
                                                                 --------------
                                                                        176,029
                                                                 --------------

MEDICAL INFORMATION SYSTEMS (0.67%)
Cerner Corp.*                                           8,660           428,670
Dendrite International, Inc.*                           9,835            78,090
                                                                 --------------
                                                                        506,760
                                                                 --------------

METAL FABRICATION (1.40%)
Amcast Industrial Corp.                                 3,730            25,177
Castle (A.M.) & Co.                                     3,507            29,108
Commercial Metals Co.                                   4,315           119,957
Lawson Products                                         3,630            88,572
Mueller Industries, Inc.*                               8,262           237,119
Quanex Corp.                                            4,558           103,011
Shaw Group, Inc. (The)*                                 9,880           278,320
Timken Co.                                              3,880            53,156
Valmont Industries                                      6,150            86,100
Wolverine Tube, Inc.*                                   3,825            38,632
                                                                 --------------
                                                                      1,059,152
                                                                 --------------

METALS (0.45%)
Cleveland-Cliffs, Inc.                                  4,880            70,272
Material Sciences Corp.*                                2,930            24,319
Reliance Steel & Aluminum                               6,765           160,736
Steel Dynamics, Inc.*                                   9,310            92,076
                                                                 --------------
                                                                        347,403
                                                                 --------------

MINING (0.93%)
Brush Engineered Materials, Inc.                        4,780            65,725
Century Aluminum Co.                                    3,160            25,312
Commonwealth Industries, Inc.                           4,320            18,317
Massey Energy Co.                                      15,510           227,222
Noranda, Inc.*                                          6,650           146,300

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
RTI International Metals, Inc.*                         4,530    $       37,825
Stillwater Mining Co.*                                  9,377           188,665
                                                                 --------------
                                                                        709,366
                                                                 --------------

OFFICE PRODUCTS (0.49%)
Harland (John H.) Co.                                   6,930           151,767
Interface, Inc.                                         9,608            41,314
New England Business Svc., Inc.                         4,810            83,453
Standard Register Co.                                   6,360            92,220
                                                                 --------------
                                                                        368,754
                                                                 --------------

OIL & GAS (5.80%)
Atwood Oceanics*                                        4,620           120,120
Cabot Oil & Gas Corp.                                   7,731           154,233
CAL Dive International, Inc.*                           8,480           141,277
Dril-Quip*                                              3,940            59,258
Eagle Geophysical, Inc.                                   315                 2
Evergreen Resources, Inc.*                              5,340           181,293
Input/Output, Inc.*                                    10,304            84,287
Kerr-McGee Corp.                                        1,374            71,324
Key Production Co, Inc.*                                2,550            29,452
Lone Star Technologies*                                 5,440            67,456
Louis Dreyfus Natural Gas*                             11,350           441,515
Newfield Exploration Co.*                              11,262           328,850
Nuevo Energy Co.*                                       6,410            89,419
Oceaneering International, Inc.*                        5,206            84,181
Patina Oil & Gas Corp.                                  4,730           108,790
Plains Resources, Inc.*                                 5,290           137,540

Pogo Producing Co.                                     11,916           280,026
Pride International, Inc.*                             16,355           170,092
Prima Energy Corp.*                                     3,040            67,336
Remington Oil & Gas Corp.*                              3,970            51,967
Seacor Smit, Inc.*                                      5,620           200,634
Seitel, Inc.*                                           4,890            49,144
St Mary Land & Exploration Co.                          5,440            86,659
Stone Energy Corp.*                                     6,820           219,604
Swift Energy Co.*                                       5,940           122,483
Tetra Technologies, Inc.*                               3,400            59,228
Tom Brown, Inc.*                                        9,450           197,505
Veritas DGC, Inc.*                                      7,100            79,165
Vintage Petroleum, Inc.                                15,256           241,808
WD-40 Co.                                               5,530           113,641
XTO Energy, Inc.                                       27,277           380,514
                                                                 --------------
                                                                      4,418,803
                                                                 --------------

PHARMACEUTICALS (4.22%)
Accredo Health, Inc.*                                   6,440           234,416
Advance PCS*                                           10,530           755,843
Alpharma, Inc.                                         10,088           290,534
Cephalon, Inc.*                                        12,350           616,018

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
Cygnus, Inc.*                                           9,470    $       52,748
Elan Corp.- Contingent Value Rights                     7,790             1,015
Medicis Pharmaceutical*                                 7,740           386,845
MGI Pharma, Inc.*                                       4,030            53,881
NBTY, Inc.*                                            14,323           188,491
Noven Pharmaceuticals, Inc.*                            5,470            99,007
Priority Healthcare Corp.*                             11,428           274,272
Syncor International Corp.-Del*                         6,360           202,439
Theragenics Corp.*                                      5,310            49,064
                                                                 --------------
                                                                      3,204,573
                                                                 --------------

PRINTING (0.19%)
Bowne & Co., Inc.                                       7,404            75,151
Consolidated Graphics, Inc.*                            3,930            67,124
                                                                 --------------
                                                                        142,275
                                                                 --------------

RECREATIONAL CENTERS (0.20%)
Bally Total Fitness Holding*                            7,420           150,700
                                                                 --------------

RECREATIONAL VEHICLES (0.62%)
Arctic Cat, Inc.                                        4,630            62,412
Polaris Industries, Inc.                                7,430           285,163
Thor Industries, Inc.                                   4,410           120,393
                                                                 --------------
                                                                        467,968
                                                                 --------------

RESTAURANTS (2.26%)
CEC Entertainment, Inc.*                                8,682           296,056
Cheesecake Factory (The)*                              13,946           334,007
Ihop Corp.*                                             7,750           203,050
Landry's Restaurants, Inc.                              7,000           103,600
Luby's, Inc.*                                           6,810            48,691
P.F. Chang's China Bistro, Inc.*                        5,800           208,336
Panera Bread Co.*                                       5,410           189,296
Ruby Tuesday, Inc.                                     20,500           321,850
                                                                 --------------
                                                                      1,704,886
                                                                 --------------

RETAIL STORES (3.33%)
99 Cents Only Stores*                                  12,965           419,418
Anntaylor Stores Corp.*                                 6,970           152,782
Casey's General Stores, Inc.                           10,762           127,960
Factory 2-U Stores, Inc.*                               3,300            46,200
Footstar, Inc.*                                         5,160           178,536
Genesco, Inc.*                                          5,350            86,937
HOT Topic, Inc.*                                        5,240           131,524
Jo-Ann Stores, Inc.*                                    4,745            25,623
Linens 'N Things, Inc.*                                10,380           192,860
Michaels Stores, Inc.*                                  8,010           292,685
Regis Corp.                                            10,075           211,172
School Specialty, Inc.*                                 4,890           149,438

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

ShopKo Stores, Inc.*                                   11,614    $       96,280
Stein Mart, Inc.*                                      10,140            83,148
Wet Seal, Inc.*                                         6,060           111,565
Zale Corp.*                                             8,320           220,314
                                                                 --------------
                                                                      2,526,442
                                                                 --------------

RETAIL-AUTOMOBILE (0.18%)
Group 1 Automotive, Inc.*                               5,200           138,060
                                                                 --------------

RETAIL-COMPUTER EQUIPMENT (0.20%)
Insight Enterprises, Inc.*                             10,515           148,682
                                                                 --------------

RETAIL-CONSUMER ELECTRONICS (0.07%)
Ultimate Electronics, Inc.*                             2,860            49,621
                                                                 --------------

RETAIL-HOME FURNISHINGS (0.14%)
Cost Plus, Inc. /California*                            5,580           102,449
                                                                 --------------

SEMICONDUCTORS (3.84%)
Actel Corp.*                                            6,060           107,626
Alliance Semiconductor Corp.*                          10,300            73,954
Alpha Industries*                                      10,650           206,290
AstroPower, Inc.*                                       3,700           127,687
ATMI, Inc.*                                             6,490           100,270
Axcelis Technologies, Inc.*                            20,180           190,701
AXT, Inc.*                                              5,000            53,000
Cohu, Inc.                                              5,320            79,587
Dupont Photomasks, Inc.*                                4,100           113,898
Elantec Semiconductor, Inc.*                            5,490           125,995
Electroglas, Inc.*                                      5,740            71,463
ESS Technology*                                        14,510           148,292
General Semiconductor, Inc.*                           10,660           102,336
Helix Technology Corp.                                  5,040            81,850
Kopin Corp.*                                           17,930           187,010
Kulicke & Soffa Industries*                            12,640           137,776
Microsemi Corp.*                                        7,040           183,392
Pericom Semiconductor Corp.*                            5,870            81,593
Photronics, Inc.*                                       6,950           128,227
Power Integrations, Inc.*                               6,300           114,786
SpeedFam-IPEC, Inc.*                                   11,900            13,090
Standard Microsystems Corp.*                            4,420            41,460
Supertex, Inc.*                                         1,910            29,108
Therma-Wave, Inc.*                                      4,340            44,572
Three-Five Systems, Inc.*                               5,320            84,801
Ultratech Stepper, Inc.*                                5,300            63,441
Varian Semiconductor Equipment*                         7,840           202,664
                                                                 --------------
                                                                      2,894,869
                                                                 --------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
TELECOMMUNICATIONS (2.52%)
Adaptec, Inc.*                                         16,410    $      128,983
Aeroflex, Inc.*                                        12,955           142,505
Allen Telecom, Inc.*                                    7,310            63,597
Anixter International, Inc.*                            8,836           218,956
Aspect Communications Corp.*                           14,164            25,354
Audiovox Corp.*                                         9,570            87,470
Auspex Systems, Inc.*                                   6,860            16,121
Aware, Inc.*                                            6,300            24,822
Black Box Corp.*                                        4,770           200,722
Boston Communications Group*                            3,610            40,432
Cable Design Technologies Corp.*                       11,060           131,061
C-COR.net Corp.*                                        9,340            63,979
Davox Corp.*                                            4,340            34,503
DMC Stratex Networks, Inc.*                            18,640            96,182
General Communication*                                  7,790            94,259
Harmonic, Inc.*                                        13,990           113,319
International Fibercom, Inc.*                           8,420            10,104
Metro One Telecommunications*                           3,860            89,552
Network Equipment Technologies, Inc.*                   4,520            13,560
Proxim, Inc.*                                           6,360            62,010
Stratos Lightwave, Inc.*                               25,909            89,386
Symmetricom, Inc.*                                      5,415            29,458
Viasat, Inc.*                                           6,470           115,425
Visual Networks, Inc.*                                 10,830            24,692
                                                                 --------------
                                                                      1,916,452
                                                                 --------------

TOOLS (0.13%)
Milacron, Inc.                                          8,200            98,072
                                                                 --------------

TRANSPORTATION (2.13%)
Arkansas Best Corp.*                                    5,120           106,035
Arnold Industries, Inc.                                 3,180            65,826
Forward Air Corp.*                                      5,440           128,058
Heartland Express, Inc.*                                7,050           162,079
Kansas City Southern Industries, Inc.*                 10,720           128,640
Kirby Corp.*                                            5,937           133,582
Landstar System, Inc.*                                  2,635           168,640
Offshore Logistics, Inc.*                               5,320           102,091
Roadway Corp.                                           5,020           120,932
Usfreightways Corp.                                     6,262           195,374
Werner Enterprises, Inc.                               10,388           173,687
Yellow Corp.*                                           6,086           123,789
                                                                 --------------
                                                                      1,608,733
                                                                 --------------

TRAVEL SERVICES (0.09%)
Pegasus Solutions, Inc.*                                8,110            67,962
                                                                 --------------

                                  CAPSTONE SOCIAL ETHICS & RELIGIOUS VALUES FUND
                                                           SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
UTILITIES (4.47%)
American States Water Co.                               3,550    $      131,350
Atmos Energy Corp.                                      7,536           162,778
Avista Corp.                                           11,340           154,224
Bangor Hydro-Electric Co.                               2,710            72,167
Cascade Natural Gas Corp.                               3,040            65,664
CH Energy Group, Inc.                                   5,110           207,466
Energen Corp.                                           7,280           163,800
Laclede Group, Inc. (The)                               4,830           115,920
New Jersey Resources                                    5,566           246,073
Northwest Natural Gas Co.                               7,162           167,519
NUI Corp.                                               4,560            93,161

Philadelphia Suburban Corp.                            11,335           297,657
Piedmont Natural Gas Co.                                7,709           240,058
RGS Energy Group, Inc.                                  9,300           359,910
Southern Union Co.*                                    11,730           245,509
Southwest Gas Corp.                                     7,799           165,339
Southwestern Energy Co.*                                1,630            19,315
UGI Corp.                                               6,140           166,394
UIL Holdings Corp.                                      4,811           229,437
Unisource Energy Corp.                                  6,100            85,400
                                                                 --------------
                                                                      3,389,141
                                                                 --------------

TOTAL COMMON STOCK (Cost $83,983,061)                                74,837,460
                                                                 --------------

INDEX FUND (0.73%)
S & P Mid-Cap 400 Depository Receipts
(Cost $604,100)                                         7,000           554,050
                                                                 --------------

                                                   Principal
                                                   ---------
REPURCHASE AGREEMENTS (0.48%)
Fifth Third Bank, 2.65%, dated 09/28/01,
due 10/01/01, repurchase price $365,202
(collateralized by FHLB Pool #865585,
5.841%, due 05/01/29, market value $376,075)
(Cost $365,121)                                       365,121    $      365,121
                                                                 --------------

    TOTAL INVESTMENTS (Cost $84,885,371) (99.95%)                $   75,756,631
    OTHER ASSETS & LIABILITIES, NET (0.05%)                              40,194
                                                                 --------------
    NET ASSETS (100%)                                            $   75,796,825
                                                                 ==============

*Non-income producing investment

Cost for federal income tax at September 30,
2001 was $85,374,739 and net
unrealized depreciation consisted of:
    Gross unrealized appreciation                                $   10,744,559
    Gross unrealized depreciation                                   (20,362,667)
                                                                 --------------
    Net unrealized depreciation                                  $   (9,618,108)
                                                                 ==============

     The accompanying notes are an integral part of the financial statements

                                   CAPSTONE SOCIAL ETHICS &RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
COMMON STOCK (96.03%)
AUSTRALIA (2.53%)
BHP Billiton Ltd.                                      42,954    $      181,881
Brambles Industries Ltd.                               63,871           323,405
Commonwealth Bank of Australia                         13,700           176,464
National Australia Bank Ltd.                           23,000           291,260
Ridley Corp. Ltd.                                     429,900           188,823
Rio Tinto Ltd.                                         12,290           189,539
Telstra Corp. Ltd.                                     80,300           207,655
                                                                 --------------
                                                                      1,559,027
                                                                 --------------

BELGIUM (0.84%)
Fortis (B)                                              6,220           152,044
KBC Bancassurance Holding                               5,070           159,580
UCB SA                                                  5,030           202,941
                                                                 --------------
                                                                        514,565
                                                                 --------------

DENMARK (0.97%)
D/S 1912                                                   24           141,090
Dampskibsselkabet Svendborg                                14           106,307
Danske Bank A/S                                         8,400           131,684
Novo-Nordisk A/S                                        5,400           224,201
                                                                 --------------
                                                                        603,282
                                                                 --------------

FINLAND (1.89%)
Kesko Oyj                                              12,720           103,683
Nokia OyJ                                              55,530           907,799
Sonera Oyj                                              9,420            25,566
UPM-Kymmene Oyj                                         4,510           128,564
                                                                 --------------
                                                                      1,165,612
                                                                 --------------

FRANCE (11.91%)
Accor SA                                                4,880           138,667
Air Liquide                                             1,390           194,954
Alcatel SA                                             11,480           132,051
Aventis SA                                              8,000           606,922
AXA                                                    11,840           233,673
BNP Paribas                                             4,610           377,029
Bouygues                                                4,520           116,664
Cap Gemini SA                                           2,090           111,257
Carrefour SA                                            6,680           321,832
Cie de Saint-Gobain                                     1,610           221,412
Dassault Systemes SA                                    2,250            68,545
Etablissements Economiques du Casino
  Guichard Perrachon                                    1,950           150,423
France Telecom                                         11,290           355,974
Groupe Danone                                           2,070           269,590
iShares MSCI France Index Fund                         10,340           174,539
Lafarge SA                                              2,180           177,597
Lagardere S.C.A                                         1,930            60,818
L'OREAL                                                 6,940           478,468
Peugeot SA                                              3,220           119,944

                                   CAPSTONE SOCIAL ETHICS &RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

Pinault-Printemps-Redoute                               1,590    $      175,363
Sanofi-Synthelabo SA                                    7,430           483,830
Schneider Electric SA                                   3,070           111,840
Societe Generale                                        4,240           211,614
Sodexho Alliance SA                                     3,760           159,235
STMicroelectronics N.V                                  9,130           196,071
Suez SA                                                11,510           382,618
Thales SA                                               2,420            88,160
TotalFinaElf SA                                         7,120           956,466
Union du Credit-Bail Immobilier                         3,960           196,557
Zodiac SA                                                 590            89,736
                                                                 --------------
                                                                      7,361,849
                                                                 --------------

GERMANY (8.24%)
Allianz AG                                              2,370           537,459
BASF AG                                                 6,830           240,107
Bayer AG                                                7,480           211,865
Bayerische Hypo-und Vereinsbank AG                      5,130           146,705
Beiersdorf AG                                           1,510           165,302
DaimlerChrysler AG                                      9,700           287,996
Deutsche Bank AG                                        6,320           344,492
Deutsche Telekom                                       28,080           437,056
Dresdner Bank AG                                        3,440           122,186
E.ON AG                                                 7,920           406,820
Epcos AG                                                1,200            39,344
Fresenius Medical Care AG                               1,680           128,525
iShares MSCI Germany Index Fund                         9,770           121,539
Metro AG                                                3,650           119,672
Muenchener Rueckversicherungs AG                        1,850           480,191
RWE AG                                                  5,860           234,827
SAP AG                                                  3,630           384,489
Schering AG                                             3,220           159,827
Siemens AG                                              9,840           371,016
Volkswagen AG                                           5,970           139,735
                                                                 --------------
                                                                      5,079,153
                                                                 --------------

HONG KONG (1.52%)
Cathay Pacific Airways                                 51,000            43,811
Cheung Kong Holdings Ltd.                              20,000           155,779
Hang Seng Bank Ltd.                                    16,200           167,722
Hutchison Whampoa Ltd.                                 32,000           237,964
Pacific Century CyberWorks Ltd.*                      159,000            39,141
Sun Hung Kai Properties Ltd.                           31,000           197,538
Swire Pacific Ltd.                                     25,500            95,958
                                                                 --------------
                                                                        937,913
                                                                 --------------

IRELAND (0.54%)
Allied Irish Banks Plc                                 12,800           115,060
Elan Corp. Plc*                                         4,300           213,434
                                                                 --------------
                                                                        328,494
                                                                 --------------

                                   CAPSTONE SOCIAL ETHICS &RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
ITALY (4.10%)
Assicurazioni Generali                                 13,290    $      357,063
Autostrade Concessioni e Costruzioni
  Autostrade SpA                                       17,110           109,080
E.Biscom SpA*                                           2,610            75,424
Enel SpA                                               39,080           229,212
ENI-Ente Nazionale Idrocarburi SpA                     40,775           506,160
Fiat SpA                                                7,580           132,546
IntesaBci SpA                                          55,650           137,605
Mediaset SpA                                           14,680            82,358
Pirelli SpA                                            56,970            82,601
Sanpaolo IMI SpA                                       16,940           177,731
Telecom Italia SpA                                     49,400           209,658
Telecom Italia SpA                                     13,570           102,455
TIM SPA                                                25,200           122,328
Unicredito Italiano SpA                                54,600           208,355
                                                                 --------------
                                                                      2,532,576
                                                                 --------------

JAPAN (22.59%)
Acom Co. Ltd.                                           1,700           149,979
Advantest Corp.                                         1,100            46,630
Aeon Co Ltd.                                            4,000            80,248
Ajinomoto Co, Inc.                                     12,000           138,202
Asahi Bank Ltd. (The)                                  32,000            35,726
Asahi Glass Co. Ltd.                                   15,000            80,207
Asahi Kasei Corp.                                      20,000            67,154
Bridgestone Corp.                                      11,000            76,731
Canon, Inc.                                            10,000           274,490
Casio Computer Co. Ltd.                                11,000            61,127
Central Japan Railway Co.                                  49           343,448
Dai Nippon Printing Co. Ltd.                           11,000           110,526
Daiichi Pharmaceutical Co. Ltd.                         5,000           104,927
Daiwa House Industry Co. Ltd.                          14,000           102,241
Daiwa Securities Group, Inc.                           13,000            90,137
Denso Corp.                                            10,000           142,701
East Japan Railway Co.                                     56           337,984
Eisai Co. Ltd.                                          4,000            97,037
Fanuc Ltd.                                              3,100           116,318
Fuji Photo Film Co. Ltd.                                7,000           240,913
Fujitsu Ltd.                                           20,000           167,716
Furukawa Electric Co. Ltd.                              7,000            38,076
Hirose Electric Co. Ltd.                                1,000            62,956
Hitachi Ltd.                                           32,000           213,011
Honda Motor Co. Ltd.                                   10,000           324,855
House Foods Corp.                                      10,000           109,041
Hoya Corp.                                              1,600            83,270
iShares MSCI Japan Index Fund*                         45,110           378,924
Ito-Yokado Co Ltd.                                      4,000           177,621
Japan Airlines Co. Ltd.                                25,000            58,759
Kansai Electric Power Co.                              12,600           211,534
Kao Corp.                                               8,000           197,096
Komatsu Ltd.                                           19,000            68,581
Konami Corp.                                            1,800            43,742
Konica Corp.                                           12,000            65,878

                                   CAPSTONE SOCIAL ETHICS &RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
Kubota Corp.                                           31,000    $       87,174
Kyocera Corp.                                           1,900           124,083
Matsushita Electric Industrial Co. Ltd.                19,000           232,855
Mitsubishi Chemical Corp.                              32,000            67,959
Mitsubishi Corp.                                       17,000           121,582
Mitsubishi Electric Corp.                              23,000            81,088
Mitsubishi Estate Co. Ltd.                             15,000           148,829
Mitsubishi Heavy Industries Ltd.                       42,000           145,606
Mitsubishi Tokyo Financial Group, Inc.*                    49           382,523
Mitsui & Co. Ltd.                                      20,000           113,490
Mitsui Fudosan Co. Ltd.                                10,000           114,161
Mizuho Holdings, Inc.                                      77           297,322
Mizuno Corp.                                           48,000           153,110
Murata Manufacturing Co. Ltd.                           2,400           137,598
NEC Corp.                                              16,000           130,681
Nintendo Co. Ltd.                                       1,700           244,162
Nippon Express Co. Ltd.                                18,000            68,295
Nippon Mitsubishi Oil Corp.                            19,000            85,646
Nippon Steel Corp.                                     78,000            99,522
Nippon Telegraph & Telephone Corp.                        120           560,060
Nippon Unipac Holding                                      14            73,449
Nippon Yusen Kabushiki Kaisha                          24,000            74,540
Nissan Motor Co. Ltd.                                  38,000           158,533
Nissin Food Products Co. Ltd.                           4,600            99,043
Nomura Holdings, Inc.                                  18,000           235,256
Omron Corp.                                             4,000            52,010
Orix Corp.                                              1,500           125,283
Osaka Gas Co. Ltd.                                     38,000           122,488
Pioneer Corp.                                           3,000            60,312
Promise Co. Ltd.                                        1,500           100,730
Rohm Company Ltd.                                       1,200           116,847
Sankyo Co. Ltd.                                         7,000           123,688
Sanyo Electric Co. Ltd.                                20,000            73,701
Secom Co. Ltd.                                          3,500           180,391
Sekisui House Ltd.                                     15,000           118,988
Sharp Corp.                                            13,000           116,763
Shin-Etsu Chemical Co. Ltd.                             5,000           140,603
Shionogi & Co. Ltd.                                     6,000           112,818
SMC Corp./Japan                                         1,000            78,822
Softbank Corp.                                          3,700            65,534
Sony Corp.                                              8,300           305,859
Sumitomo Chemical Co. Ltd.                             22,000            79,040
Sumitomo Corp.                                         13,000            69,840
Sumitomo Electric Industries Ltd.                      10,000            89,566
Sumitomo Mitsui Banking Corp.                          52,400           375,637
Taisho Pharmaceutical Co. Ltd.                          6,000           101,234
Takeda Chemical Industries Ltd.                         9,000           415,512
Takefuji Corp.                                          2,100           165,701
Tokio Marine & Fire Insurance Co. Ltd. (The)           15,000           138,378
Tokyo Electric Power Co.                               13,300           331,579
Tokyo Electron Ltd.                                     2,400            84,211
Toshiba Corp.                                          33,000           126,316

                                   CAPSTONE SOCIAL ETHICS &RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

Toyota Motor Corp.                                     34,200    $      878,469
UFJ Holdings, Inc.*                                         4            19,877
Yamanouchi Pharmaceutical Co. Ltd.                      4,000           107,446
Yamato Transport Co. Ltd.                               8,000           159,490
                                                                 --------------
                                                                     13,971,486
                                                                 --------------

NETHERLANDS (5.54%)
ABN Amro Holding NV                                    12,500           206,170
Aegon NV                                               11,920           311,787
Akzo Nobel NV                                           3,400           138,694
ASML Holding NV*                                        4,580            50,972
Elsevier                                                9,940           115,967
ING Groep NV                                           16,150           432,873
Koninklijke Ahold NV                                    8,120           225,556
Koninklijke Philips Electronics NV                     12,550           243,456
OCE NV                                                  6,300            44,754
Royal Dutch Petroleum Co.                              18,970           954,029
Royal KPN NV*                                          12,520            34,208
TPG NV                                                  6,230           119,096
Unilever NV                                             6,190           334,869
VAN Melle NV*                                           2,470           123,388
Wolters Kluwer NV                                       4,860           107,734
                                                                 --------------
                                                                      3,443,553
                                                                 --------------

NORWAY (0.63%)
Bergesen DY A/S                                         8,870           135,006
Norsk Hydro ASA                                         3,980           146,060
Orkla ASA                                               6,630           105,397
                                                                 --------------
                                                                        386,463
                                                                 --------------

PORTUGAL (0.54%)
Banco Comercial Portugues*                             32,406           124,253
Portugal Telecom SGPS SA*                              29,120           211,637
                                                                 --------------
                                                                        335,890
                                                                 --------------

SINGAPORE (0.55%)
DBS Group Holdings Ltd.                                13,000            71,024
Oversea-Chinese Banking Corp.                          18,000            96,303
Singapore Airlines Ltd.                                19,000            86,056
United Overseas Bank                                   16,000            86,961
                                                                 --------------
                                                                        340,344
                                                                 --------------

SPAIN (3.53%)
Banco Bilbao Vizcaya Argentaria SA                     30,300           311,831
Banco Santander Central Hispano SA                     43,590           334,269
Endesa SA                                              14,220           220,811
Gas Natural SDG SA                                      6,980           124,979
Grupo Dragados SA                                      14,510           177,741
Iberdrola SA                                           14,250           194,023
Repsol YPF SA                                          15,150           218,005

                                   CAPSTONE SOCIAL ETHICS &RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
Telefonica SA*                                         46,214    $      510,964
Union Fenosa SA                                         5,670            83,914
Zeltia SA*                                                580             4,675
                                                                 --------------
                                                                      2,181,212
                                                                 --------------

SWEDEN (1.64%)
Atlas Copco AB                                          5,210            90,839
Hennes & Mauritz AB                                    11,910           204,866
Sandvik AB                                              6,340           114,701
Skandia Forsakrings AB                                 10,400            56,544
Skanska AB                                             13,880            90,426
Svenska Handelsbanken                                   8,700           112,951
Telefonaktiebolaget LM Ericsson                        71,240           257,770
Telia AB                                               18,330            79,383
                                                                 --------------
                                                                      1,007,480
                                                                 --------------

SWITZERLAND (7.36%)
ABB Ltd.                                               13,040            93,575
Adecco SA                                               2,940           100,213
Bobst AG                                                   82           101,555
Credit Suisse Group*                                    5,000           174,760
Ems-Chemie Holding AG*                                     72           262,790
Forbo Holding AG                                          435           113,022
Hilti AG                                                  190           113,424
Holcim Ltd.                                             2,950           118,620
Kuoni Reisen Holding                                      490            87,906
Lindt & Spruengli AG                                       46           251,840
Novartis AG                                            24,990           978,575
Roche Holding AG                                        8,640           620,006
Roche Holding AG                                        2,340           175,880
Schindler Holding AG                                       89           120,025
SIG Holding AG                                            800            59,883
Sulzer AG                                                 260            38,924
Sulzer Medica                                             520            27,986
Swatch Group AG*                                        1,600            23,755
Swiss Reinsurance                                         560            55,082
Swisscom AG                                             1,070           301,837
UBS AG                                                 13,840           647,265
Zurich Financial Services AG                              445            90,982
                                                                 --------------
                                                                      4,557,905
                                                                 --------------

UNITED KINGDOM (21.11%)
3I Group Plc                                            6,550            67,098
Abbey National Plc                                     14,010           204,158
Amvescap Plc                                            8,830            94,153
ARM Holdings Plc*                                      10,460            36,050
AstraZeneca Plc                                        17,310           803,424
BAA Plc                                                14,760           116,817
Barclays Plc                                           18,080           496,642
BG Group Plc                                           38,390           147,827
BOC Group Plc                                           9,090           124,714
Boots Co. Plc                                          14,460           132,614
BP Plc                                                197,650         1,629,654

                                   CAPSTONE SOCIAL ETHICS &RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----

Brambles Industries Plc*                               11,470    $       54,113
British Sky Broadcasting Plc*                          18,280           159,319
British Telecommunications Plc                         60,590           302,772
Carlton Communications Plc                             14,230            27,711
Centrica Plc                                           43,540           135,823
CGNU Plc                                               19,260           236,646
CMG Plc                                                 7,230            25,742
Dixons Group Plc                                       26,680            72,052
EMI Group Plc                                          13,740            48,011
GKN Plc                                                11,470            46,022
GlaxoSmithKline Plc                                    57,351         1,616,685
Granada Plc                                            26,660            36,146
GUS Plc                                                14,160           111,653
Hays Plc                                               25,250            56,501
HBOS Plc                                               22,490           243,443
HSBC Holdings Plc                                      79,980           841,060
Imperial Chemical Industries Plc                       13,510            56,738
Invensys Plc                                           46,050            23,857
iShares MSCI United Kingdom Index Fund                 26,120           365,680
J Sainsbury Plc                                        23,050           121,280
Kingfisher Plc                                         17,018            77,412
Lattice Group Plc                                      42,950            97,528
Legal & General Group Plc                              50,680           110,052
Lloyds TSB Group Plc                                   47,710           455,082
Logica Plc                                              5,760            57,101
Marconi Plc                                            26,120             7,006
Marks & Spencer Plc                                    44,230           165,928
Misys Plc                                               8,330            24,700
National Grid Group Plc                                17,620           111,290
Pearson Plc                                             9,970           105,942
Prudential Plc                                         17,370           177,683
Railtrack Group Plc                                     6,860            26,416
Reed International Plc                                 14,510           119,637
Rentokil Initial Plc                                   35,470           128,373
Reuters Group Plc                                      13,840           121,537
Rio Tinto Plc                                          12,030           188,654
Royal Bank of Scotland Group Plc                       26,670           586,787
Scottish Power Plc                                     22,070           132,099
Smiths Group Plc                                       12,280           117,855
Tesco Plc                                              66,840           251,239
Unilever Plc                                           31,750           239,618
Vodafone Group Plc                                    547,290         1,204,537
Woolworths Group Plc                                   18,720             8,735
WPP Group Plc                                          12,320            90,082
                                                                 --------------
                                                                     13,039,698
                                                                 --------------

TOTAL COMMON STOCK (Cost $81,524,659)                                59,346,502
                                                                 --------------

INDEX FUND (0.09%)
iShares MSCI EAFE Index Fund (Cost $61,650)               500            56,465
                                                                 --------------

                                   CAPSTONE SOCIAL ETHICS &RELIGIOUS VALUES FUND
                                                              INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS - September 30, 2001
================================================================================

                                                    SHARES           VALUE
                                                    ------           -----
                                                  Principal
REPURCHASE AGREEMENTS (2.44%)                     ---------
Fifth Third Bank, 2.65%, dated 09/28/01,
due 10/01/01, repurchase price $1,509,798
(collateralized by FNMA Pool #313115, 8.00%,
due 10/01/16, market value 1,554,749)
(Cost $1.509,465)                                   1,509,465    $    1,509,465
                                                                 --------------

    TOTAL INVESTMENTS (Cost $83,095,774) (98.56%)                    60,912,432
    OTHER ASSETS & LIABILITIES, NET (1.44%)                             888,122
                                                                 --------------
    NET ASSETS (100%)                                            $   61,800,554
                                                                 ==============

Cost for federal income tax at September 30,
2001 was $83,311,252 and net unrealized
depreciation consisted of:
    Gross unrealized appreciation                                $      881,506
    Gross unrealized depreciation                                   (23,280,326)
                                                                 --------------
    Net unrealized depreciation                                  $  (22,398,820)
                                                                 ==============

     The accompanying notes are an integral part of the financial statements

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF ASSETS AND LIABILITIES                                                       SEPTEMBER 30, 2001
=============================================================================================================
                                                           MONEY MARKET     SHORT-TERM BOND         BOND
                                                               FUND              FUND               FUND
                                                          --------------    --------------     --------------
ASSETS:
   Cash                                                   $           --    $           --     $           --
   Investments, at value (identified cost $16,332,736,
      $26,826,381, $87,241,710, $220,452,045,
      $84,885,371 and $83,095,774 respectively)
      (Note 2)                                                16,332,736        27,770,734         90,575,104
   Receivables:
      Investments sold                                                --                --                 --
      Fund shares sold                                            15,430               100             19,313
      Dividends and interest                                          22           479,928          1,252,621
   Prepaid expenses                                               15,282            16,897             21,677
                                                          --------------    --------------     --------------
         Total assets                                         16,363,470        28,267,659         91,868,715
                                                          --------------    --------------     --------------

LIABILITIES:
   Payables:
      Investments purchased                               $           --    $           --     $           --
      Distributions payable                                        1,438                --                 --
      12b-1 fees                                                      13               195              3,256
      Fund shares redeemed                                            --                --             13,244
      Due to Advisor                                               2,111             5,220             16,983
      Accrued expenses                                             4,681             5,909             16,937
                                                          --------------    --------------     --------------
         Total liabilities                                         8,243            11,324             50,420
                                                          --------------    --------------     --------------

NET ASSETS                                                $   16,355,227    $   28,256,335     $   91,818,295
                                                          ==============    ==============     ==============

NET ASSETS CONSIST OF:
   Paid-in Capital                                        $   16,355,227    $   27,453,250     $   89,002,615
   Undistributed net investment income                                --            23,250             65,713
   Undistributed realized gain (loss) on investments                  --          (164,518)          (583,427)
   Net unrealized appreciation (depreciation) on:
      Investments                                                     --           944,353          3,333,394
      Translation of assets and liabilities in
         foreign currencies                                           --                --                 --
                                                          --------------    --------------     --------------

Net Assets                                                $   16,355,227    $   28,256,335     $   91,818,295
                                                          ==============    ==============     ==============

CLASS A SHARES (NOTE 1):
   Net assets for 129,993, 19,374, 696,253, 801,398,
      196,759 and 189,071 shares outstanding,
      respectively                                        $      129,993    $      497,078     $   17,461,376

   Net asset value, offering and redemption
      price per Class A Share                             $         1.00    $        25.66     $        25.08

CLASS C SHARES (NOTE 1):
   Net assets for 16,225,234, 1,080,209, 2,955,623,
      6,362,232, 2,654,640, and 3,313,109 shares
      outstanding, respectively                           $   16,225,234    $   27,759,257     $   74,356,919

   Net asset value, offering and redemption
      price per Class C share                             $         1.00    $        25.70     $        25.16


CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF ASSETS AND LIABILITIES                                                       SEPTEMBER 30, 2001
=============================================================================================================
                                                            LARGE CAP         SMALL CAP        INTERNATIONAL
                                                           EQUITY FUND       EQUITY FUND            FUND
                                                          --------------    --------------     --------------
ASSETS:
   Cash                                                   $        7,742    $           --     $           --
   Investments, at value (identified cost $16,332,736,
      $26,826,381, $87,241,710, $220,452,045,
      $84,885,371 and $83,095,774 respectively)
      (Note 2)                                               172,809,488        75,756,631         60,912,432
   Receivables:
      Investments sold                                                --                --             38,057
      Fund shares sold                                        15,016,558             6,418            690,000
      Dividends and interest                                     153,220            60,943            174,635
   Prepaid expenses                                               28,119            15,108             16,499
                                                          --------------    --------------     --------------
         Total assets                                        188,015,127        75,839,100         61,831,623
                                                          --------------    --------------     --------------

LIABILITIES:
   Payables:
      Investments purchased                               $   14,959,692    $           --     $           --
      Distributions payable                                           --                --                 --
      12b-1 fees                                                   3,599             1,009                589
      Fund shares redeemed                                        12,406             2,295              1,438
      Due to Advisor                                              29,713            14,813             11,439
      Accrued expenses                                            43,471            24,158             17,603
                                                          --------------    --------------     --------------
         Total liabilities                                    15,048,881            42,275             31,069
                                                          --------------    --------------     --------------

NET ASSETS                                                $  172,966,246    $   75,796,825     $   61,800,554
                                                          ==============    ==============     ==============

NET ASSETS CONSIST OF:
   Paid-in Capital                                        $  220,685,629    $   76,150,460     $   90,490,803
   Undistributed net investment income                            14,426            14,797             30,427
   Undistributed realized gain (loss) on investments             (91,252)        8,760,308         (6,538,036)
   Net unrealized appreciation (depreciation) on:
      Investments                                            (47,642,557)       (9,128,740)       (22,183,342)
      Translation of assets and liabilities in
         foreign currencies                                           --                --                702
                                                          --------------    --------------     --------------

Net Assets                                                $  172,966,246    $   75,796,825     $   61,800,554
                                                          ==============    ==============     ==============

CLASS A SHARES (NOTE 1):
   Net assets for 129,993, 19,374, 696,253, 801,398,
      196,759 and 189,071 shares outstanding,
      respectively                                        $   19,301,451    $    5,216,136     $    3,331,656

   Net asset value, offering and redemption
      price per Class A Share                             $        24.08    $        26.51     $        17.62

CLASS C SHARES (NOTE 1):
   Net assets for 16,225,234, 1,080,209, 2,955,623,
      6,362,232, 2,654,640, and 3,313,109 shares
      outstanding, respectively                           $  153,664,795    $   70,580,689     $   58,468,898

   Net asset value, offering and redemption
      price per Class C share                             $        24.15    $        26.59     $        17.65

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2001
===================================================================================================================
                                                                       MONEY MARKET   SHORT-TERM BOND      BOND
                                                                           FUND            FUND            FUND
                                                                       ------------    ------------    ------------
INVESTMENT INCOME:
   Interest                                                            $    898,388    $  1,640,877    $  5,244,824
   Dividends (net of foreign taxes withheld of $200,177
   for the International Fund)                                                   --              --              --
   Other income                                                                  --              --              --
                                                                       ------------    ------------    ------------
      Total Investment Income                                               898,388       1,640,877       5,244,824
                                                                       ------------    ------------    ------------

EXPENSES:
   Investment advisory fees (Note 4)                                         17,695          40,587         130,476
   Administration fee (Note 4)                                               11,682          18,020          58,216
   Accounting fee (Note 4)                                                   25,429          25,783          25,783
   Custodian fees                                                             1,629           2,039           7,800
   Transfer agency fees                                                       6,832           6,899          10,001
   Distribution fees - Class A (Note 4)                                         129             476          29,828
   Trustee expense (Note 4)                                                   3,359           5,667          14,705
   Audit fees                                                                 1,791           2,705           7,329
   Legal fees                                                                    --             599           5,701
   Consulting fees                                                            2,772           3,695          13,439
   Pricing fees                                                                  --           2,796          13,158
   Registration fees                                                         15,267          14,074          30,062
   Reports to shareholders                                                      819             934           2,530
   Other                                                                      4,619           9,019          20,066
                                                                       ------------    ------------    ------------
      Total expenses                                                         92,023         133,293         369,094
                                                                       ------------    ------------    ------------

   Net investment income                                                    806,365       1,507,584       4,875,730
                                                                       ------------    ------------    ------------

REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain (loss) on:
      Investments                                                                --          66,335          82,580
      Foreign currency transactions                                              --              --              --
   Net unrealized appreciation (depreciation) during the period on:
      Investments                                                                --         985,653       5,532,916
      Translation of assets and liabilities in foreign currencies                --              --              --
                                                                       ------------    ------------    ------------
   Net gain (loss) on investments and foreign currency                           --       1,051,988       5,615,496
                                                                       ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $    806,365    $  2,559,572    $ 10,491,226
                                                                       ============    ============    ============

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2001
===================================================================================================================
                                                                        LARGE CAP       SMALL CAP     INTERNATIONAL
                                                                       EQUITY FUND     EQUITY FUND         FUND
                                                                       ------------    ------------    ------------
INVESTMENT INCOME:
   Interest                                                            $     26,838    $     16,975    $    662,935
   Dividends (net of foreign taxes withheld of $200,177
   for the International Fund)                                            2,281,495         692,907       1,045,198
   Other income                                                                 921              --              --
                                                                       ------------    ------------    ------------
      Total Investment Income                                             2,309,254         709,882       1,708,133
                                                                       ------------    ------------    ------------

EXPENSES:
   Investment advisory fees (Note 4)                                        270,928         128,552         110,142
   Administration fee (Note 4)                                              119,487          56,937          48,367
   Accounting fee (Note 4)                                                   25,692          25,499          25,499
   Custodian fees                                                            27,493          31,498          47,435
   Transfer agency fees                                                      16,801          13,801          10,940
   Distribution fees - Class A (Note 4)                                      39,741          10,434           6,568
   Trustee expense (Note 4)                                                  38,522          22,433          10,265
   Audit fees                                                                18,823           8,548          10,702
   Legal fees                                                                13,246           6,068           2,515
   Consulting fees                                                           28,110          13,343          11,427
   Pricing fees                                                              16,009          10,801          11,519
   Registration fees                                                         35,402          26,622          23,902
   Reports to shareholders                                                    6,493           2,949           3,982
   Other                                                                     49,949          25,648          20,273
                                                                       ------------    ------------    ------------
      Total expenses                                                        706,696         383,133         343,536
                                                                       ------------    ------------    ------------

    Net investment income                                                 1,602,558         326,749       1,364,597
                                                                       ------------    ------------    ------------

REALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
   Net realized gain (loss) on:
      Investments                                                           910,559      10,071,045      (6,252,840)
      Foreign currency transactions                                              --              --        (229,250)
   Net unrealized appreciation (depreciation) during the period on:
      Investments                                                       (56,892,700)    (20,732,486)    (20,172,244)
      Translation of assets and liabilities in foreign currencies                --              --        (417,243)
                                                                       ------------    ------------    ------------
    Net gain (loss) on investments and foreign currency                 (55,982,141)    (10,661,441)    (27,071,577)
                                                                       ------------    ------------    ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $(54,379,583)   $(10,334,692)   $(25,706,980)
                                                                       ============    ============    ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                  MONEY MARKET     SHORT-TERM BOND          BOND
                                                      FUND               FUND               FUND
                                                 --------------     --------------     --------------
FOR THE YEAR ENDED SEPTEMBER 30, 2001
INCREASE IN NET ASSETS
Operations:
   Net investment income                         $      806,365     $    1,507,584     $    4,875,730
   Net realized gain (loss) on:
      Investments                                            --             66,335             82,580
      Foreign currency transacions                           --                 --                 --
   Net unrealized appreciation (depreciation)
     during the period on:
      Investments                                            --            985,653          5,532,916
      Translation of assets and liabilities
        in foreign currencies                                --                 --                 --
                                                 --------------     --------------     --------------
Net increase (decrease) in net assets
   resulting from operations                            806,365          2,559,572         10,491,226
                                                 --------------     --------------     --------------

Distributions to shareholders from:
   Net investment income
      Class A                                            (5,098)           (15,211)          (703,696)
      Class C                                          (801,267)        (1,510,896)        (4,203,569)
   Net realized gain
      Class A                                                --                 --                 --
      Class C                                                --                 --                 --
                                                 --------------     --------------     --------------
Total Distributions                                    (806,365)        (1,526,107)        (4,907,265)
                                                 --------------     --------------     --------------

Increase (decrease) in net assets from Fund
   share transactions (Note 5)                       (3,484,244)        (1,716,921)         7,657,839
                                                 --------------     --------------     --------------

Increase (decrease) in net assets                    (3,484,244)          (683,456)        13,241,800

NET ASSETS:
   Beginning of period                               19,839,471         28,939,791         78,576,495
                                                 --------------     --------------     --------------
   End of period                                 $   16,355,227     $   28,256,335     $   91,818,295
                                                 ==============     ==============     ==============

FOR THE YEAR ENDED SEPTEMBER 30, 2000
INCREASE IN NET ASSETS
Operations:
   Net investment income                         $    1,121,491     $    1,478,652     $    4,031,708
   Net realized gain (loss) on:
      Investments                                            --           (192,748)          (531,539)
      Foreign currency transacions                           --                 --                 --

   Net unrealized appreciation (depreciation)
    during the period on:
      Investments                                            --            211,860          1,626,881
      Translation of assets and liabilities
        in foreign currencies                                --                 --                 --
                                                 --------------     --------------     --------------
Net increase (decrease) in net assets
   resulting from operations                          1,121,491          1,497,764          5,127,050
                                                 --------------     --------------     --------------

Distributions to shareholders from:
   Net investment income
      Class A                                            (1,165)              (774)          (162,134)
      Class C                                        (1,120,326)        (1,460,726)        (3,835,110)
   Net realized gain
      Class A                                                --                 --                 --
      Class C                                                --                 --               (249)
                                                 --------------     --------------     --------------
Total Distributions                                  (1,121,491)        (1,461,500)        (3,997,493)
                                                 --------------     --------------     --------------

Increase (decrease) in net assets from Fund
   share transactions (Note 5)                       (3,344,992)         2,975,691         17,103,245
                                                 --------------     --------------     --------------

Increase (decrease) in net assets                    (3,344,992)         3,011,955         18,232,802

NET ASSETS:
   Beginning of period                               23,184,463         25,927,836         60,343,693
                                                 --------------     ==============     --------------
   End of period                                 $   19,839,471     $   28,939,791     $   78,576,495
                                                 ==============     ==============     ==============

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                    LARGE CAP          SMALL CAP        INTERNATIONAL
                                                   EQUITY FUND        EQUITY FUND           FUND
                                                 --------------     --------------     --------------
FOR THE YEAR ENDED SEPTEMBER 30, 2001
INCREASE IN NET ASSETS
Operations:
   Net investment income                         $    1,602,558     $      326,749     $    1,364,597
   Net realized gain (loss) on:
      Investments                                       910,559         10,071,045         (6,252,840)
      Foreign currency transacions                           --                 --           (229,250)
   Net unrealized appreciation (depreciation)
     during the period on:
      Investments                                   (56,892,700)       (20,732,486)       (20,172,244)
      Translation of assets and liabilities
        in foreign currencies                                --                 --           (417,243)
                                                 --------------     --------------     --------------
Net increase (decrease) in net assets
   resulting from operations                        (54,379,583)       (10,334,692)       (25,706,980)
                                                 --------------     --------------     --------------

Distributions to shareholders from:
   Net investment income
      Class A                                          (118,422)            (7,132)           (47,813)
      Class C                                        (1,479,346)          (304,820)        (1,333,661)
   Net realized gain
      Class A                                          (534,383)          (397,395)           (21,112)
      Class C                                        (7,150,847)       (10,795,494)          (731,760)
                                                 --------------     --------------     --------------
Total Distributions                                  (9,282,998)       (11,504,841)        (2,134,346)
                                                 --------------     --------------     --------------

Increase (decrease) in net assets from Fund
   share transactions (Note 5)                       38,203,163          6,847,228         15,771,410
                                                 --------------     --------------     --------------

Increase (decrease) in net assets                   (25,459,418)       (14,992,305)       (12,069,916)

NET ASSETS:
   Beginning of period                              198,425,664         90,789,130         73,870,470
                                                 --------------     --------------     --------------
   End of period                                 $  172,966,246     $   75,796,825     $   61,800,554
                                                 ==============     ==============     ==============

FOR THE YEAR ENDED SEPTEMBER 30, 2000
INCREASE IN NET ASSETS
Operations:
   Net investment income                         $    1,310,082     $      265,462     $    2,134,409
   Net realized gain (loss) on:
      Investments                                     6,749,842         10,836,022             70,225
      Foreign currency transacions                           --                 --            (39,062)

   Net unrealized appreciation (depreciation)
    during the period on:
      Investments                                     9,497,975          5,625,757         (3,516,520)
      Translation of assets and liabilities
        in foreign currencies                                --                 --            (13,237)
                                                 --------------     --------------     --------------
Net increase (decrease) in net assets
   resulting from operations                         17,557,899         16,727,241         (1,364,185)
                                                 --------------     --------------     --------------

Distributions to shareholders from:
   Net investment income
      Class A                                           (27,913)            (1,305)           (38,459)
      Class C                                        (1,298,174)          (266,279)        (2,069,701)
   Net realized gain
      Class A                                            (6,284)            (1,392)            (2,594)
      Class C                                        (3,639,024)        (3,485,889)        (4,700,568)
                                                 --------------     --------------     --------------
Total Distributions                                  (4,971,395)        (3,754,865)        (6,811,322)
                                                 --------------     --------------     --------------

Increase (decrease) in net assets from Fund
   share transactions (Note 5)                       53,357,287         10,244,483         40,197,759
                                                 --------------     --------------     --------------

Increase (decrease) in net assets                    65,943,791         23,216,859         32,022,252

NET ASSETS:
   Beginning of period                              132,481,873         67,572,271         41,848,218
                                                 --------------     --------------     --------------
   End of period                                 $  198,425,664     $   90,789,130     $   73,870,470
                                                 ==============     ==============     ==============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS
================================================================================
The following tables include selected data for a share outstanding throughout each fiscal year or period and other performance information derived from financial statements. They should be read in conjunction with the financial statements and notes thereto.

                                                                         MONEY MARKET FUND
                                                          ------------------------------------------------
                                                                              CLASS A
                                                          ------------------------------------------------
                                                          FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                             ENDED             ENDED             ENDED
                                                          SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $       1.00      $       1.00      $       1.00
                                                          ------------      ------------      ------------
INVESTMENT OPERATIONS:
   Net investment income                                          0.04              0.05              0.05
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions                 --                --                --
                                                          ------------      ------------      ------------
         Total from investment operations                         0.04              0.05              0.05
                                                          ------------      ------------      ------------

Distributions:
   From net investment income                                    (0.04)            (0.05)            (0.05)
   From net realized capital gain                                   --                --                --
                                                          ------------      ------------      ------------
         Total distributions                                     (0.04)            (0.05)            (0.05)
                                                          ------------      ------------      ------------

NET ASSET VALUE - END OF PERIOD                           $       1.00      $       1.00      $       1.00
                                                          ============      ============      ============

TOTAL RETURN                                                      4.50%             5.52%             4.80%

Ratios of expenses to average net assets:
   before fee waivers                                             0.62%             0.63%             0.52%
   after fee waivers                                              0.62%             0.59%             0.36%
Ratios of net investment income to average net assets:
   before fee waivers                                             4.45%             5.35%             4.50%
   after fee waivers                                              4.45%             5.39%             4.66%

Portfolio turnover rate                                            N/A               N/A               N/A
Net assets, end of period                                 $    129,993      $     34,379      $     14,356

                                                                         MONEY MARKET FUND
                                                          ------------------------------------------------
                                                                               CLASS C
                                                          ------------------------------------------------
                                                          FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                             ENDED             ENDED             ENDED
                                                          SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $       1.00      $       1.00      $       1.00
                                                          ------------      ------------      ------------
INVESTMENT OPERATIONS:
   Net investment income                                          0.05              0.06              0.05
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions                 --                --                --
                                                          ------------      ------------      ------------
         Total from investment operations                         0.05              0.06              0.05
                                                          ------------      ------------      ------------

Distributions:
   From net investment income                                    (0.05)            (0.06)            (0.05)
   From net realized capital gain                                   --                --                --
                                                          ------------      ------------      ------------
         Total distributions                                     (0.05)            (0.06)            (0.05)
                                                          ------------      ------------      ------------

NET ASSET VALUE - END OF PERIOD                           $       1.00      $       1.00      $       1.00
                                                          ============      ============      ============

TOTAL RETURN                                                      4.61%             5.64%             4.90%

Ratios of expenses to average net assets:
   before fee waivers                                             0.52%             0.53%             0.42%
   after fee waivers                                              0.52%             0.49%             0.26%
Ratios of net investment income to average net assets:
   before fee waivers                                             4.55%             5.45%             4.60%
   after fee waivers                                              4.55%             5.49%             4.76%

Portfolio turnover rate                                            N/A               N/A               N/A
Net assets, end of period                                 $ 16,225,234      $ 19,805,092      $ 23,170,107

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS - CONTINUED
==========================================================================================================
                                                                        SHORT-TERM BOND FUND
                                                          ------------------------------------------------
                                                                              CLASS A
                                                          ------------------------------------------------
                                                          FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                             ENDED             ENDED             ENDED
                                                          SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $      24.70      $      24.68      $      25.00
                                                          ------------      ------------      ------------
INVESTMENT OPERATIONS:
   Net investment income                                          1.14              1.35 *            0.68
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions               1.21             (0.05)*           (0.23)
                                                          ------------      ------------      ------------
         Total from investment operations                         2.35              1.30              0.45
                                                          ------------      ------------      ------------

Distributions:
   From net investment income                                    (1.39)            (1.28)            (0.77)
   From net realized capital gain                                   --                --                --
                                                          ------------      ------------      ------------
         Total distributions                                     (1.39)            (1.28)            (0.77)
                                                          ------------      ------------      ------------

NET ASSET VALUE - END OF PERIOD                           $      25.66      $      24.70      $      24.68
                                                          ============      ============      ============

TOTAL RETURN                                                      9.74%             5.42%             1.84%

Ratios of expenses to average net assets:
   before fee waivers                                             0.74%             0.72%             0.79% 1
   after fee waivers                                              0.74%             0.72%             0.61% 1
Ratios of net investment income to average net assets:
   before fee waivers                                             5.32%             5.25%             4.34% 1
   after fee waivers                                              5.32%             5.25%             4.52% 1

Portfolio turnover rate                                          36.76%            55.28%            47.85%
Net assets, end of period                                 $    497,078      $     26,583      $        727

                                                                        SHORT-TERM BOND FUND
                                                          ------------------------------------------------
                                                                               CLASS C
                                                          ------------------------------------------------
                                                          FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                             ENDED             ENDED             ENDED
                                                          SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $      24.74      $      24.72      $      25.00
                                                          ------------      ------------      ------------
INVESTMENT OPERATIONS:
   Net investment income                                          1.44              1.35              0.80
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions               0.97                --             (0.30)
                                                          ------------      ------------      ------------
         Total from investment operations                         2.41              1.35              0.50
                                                          ------------      ------------      ------------

Distributions:
   From net investment income                                    (1.45)            (1.33)            (0.78)
   From net realized capital gain                                   --                --                --
                                                          ------------      ------------      ------------
         Total distributions                                     (1.45)            (1.33)            (0.78)
                                                          ------------      ------------      ------------

NET ASSET VALUE - END OF PERIOD                           $      25.70      $      24.74      $      24.72
                                                          ============      ============      ============

TOTAL RETURN                                                      9.98%             5.63%             2.05%

Ratios of expenses to average net assets:
   before fee waivers                                             0.49%             0.47%             0.54% 1
   after fee waivers                                              0.49%             0.47%             0.36% 1
Ratios of net investment income to average net assets:
   before fee waivers                                             5.57%             5.50%             4.59% 1
   after fee waivers                                              5.57%             5.50%             4.77% 1

Portfolio turnover rate                                          36.76%            55.28%            47.85%
Net assets, end of period                                 $ 27,759,257      $ 28,913,208      $ 25,927,109

1 Annualized
* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS - CONTINUED
==========================================================================================================
                                                                              BOND FUND
                                                          ------------------------------------------------
                                                                               CLASS A
                                                          ------------------------------------------------
                                                          FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                              ENDED            ENDED             ENDED
                                                          SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $      23.51      $      23.36      $      25.00
                                                          ------------      ------------      ------------
INVESTMENT OPERATIONS:
   Net investment income                                          1.33            1.27 *              1.06
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions               1.57            0.11 *             (1.57)
                                                          ------------      ------------      ------------
         Total from investment operations                         2.90              1.38             (0.51)
                                                          ------------      ------------      ------------

Distributions:
   From net investment income                                    (1.33)            (1.23)            (1.13)
   From net realized capital gain                                   --                --                --
                                                          ------------      ------------      ------------
         Total distributions                                     (1.33)            (1.23)            (1.13)
                                                          ------------      ------------      ------------

NET ASSET VALUE - END OF PERIOD                           $      25.08      $      23.51      $      23.36
                                                          ============      ============      ============

TOTAL RETURN                                                     12.56%             6.08%            (2.04)%

Ratios of expenses to average net assets:
   before fee waivers                                             0.64%             0.66%             0.62%
   after fee waivers                                              0.64%             0.66%             0.62%
Ratios of net investment income to average net assets:
   before fee waivers                                             5.39%             5.31%             4.69%
   after fee waivers                                              5.39%             5.31%             4.69%

Portfolio turnover rate                                           8.94%            25.64%            17.09%
Net assets, end of period                                 $ 17,461,376      $  6,521,024      $      8,466

                                                                              BOND FUND
                                                          ------------------------------------------------
                                                                               CLASS C
                                                          ------------------------------------------------
                                                          FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                             ENDED             ENDED             ENDED
                                                          SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $      23.57      $      23.40      $      25.00
                                                          ------------      ------------      ------------
INVESTMENT OPERATIONS:
   Net investment income                                          1.38 *            1.30              1.16
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions               1.59 *            0.14             (1.62)
                                                          ------------      ------------      ------------
         Total from investment operations                         2.97              1.44             (0.46)
                                                          ------------      ------------      ------------

Distributions:
   From net investment income                                    (1.38)            (1.27)            (1.14)
   From net realized capital gain                                   --                --                --
                                                          ------------      ------------      ------------
         Total distributions                                     (1.38)            (1.27)            (1.14)
                                                          ------------      ------------      ------------

NET ASSET VALUE - END OF PERIOD                           $      25.16      $      23.57      $      23.40
                                                          ============      ============      ============

TOTAL RETURN                                                     12.86%             6.34%            (1.83)%

Ratios of expenses to average net assets:
   before fee waivers                                             0.39%             0.41%             0.37%
   after fee waivers                                              0.39%             0.41%             0.37%
Ratios of net investment income to average net assets:
   before fee waivers                                             5.64%             5.56%             4.94%
   after fee waivers                                              5.64%             5.56%             4.94%

Portfolio turnover rate                                           8.94%            25.64%            17.09%
Net assets, end of period                                 $ 74,356,919      $ 72,055,471      $ 60,335,227

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS -  CONTINUED
==========================================================================================================
                                                                       LARGE CAP EQUITY FUND
                                                          ------------------------------------------------
                                                                              CLASS A
                                                          ------------------------------------------------
                                                          FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                             ENDED             ENDED             ENDED
                                                          SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $      34.49      $      31.75      $      25.00
                                                          ------------      ------------      ------------
INVESTMENT OPERATIONS:
   Net investment income                                        0.19 *            0.16 *              0.22
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions              (9.10)*          3.68 *              6.80
                                                          ------------      ------------      ------------
         Total from investment operations                        (8.91)             3.84              7.02
                                                          ------------      ------------      ------------

Distributions:
   From net investment income                                    (0.20)            (0.22)            (0.27)
   From net realized capital gain                                (1.30)            (0.88)               --
                                                          ------------      ------------      ------------
         Total distributions                                     (1.50)            (1.10)            (0.27)
                                                          ------------      ------------      ------------

NET ASSET VALUE - END OF PERIOD                           $      24.08      $      34.49      $      31.75
                                                          ============      ============      ============

TOTAL RETURN                                                    (26.64)%           12.07%            28.10%

Ratios of expenses to average net assets:
   before fee waivers                                             0.62%             0.63%             0.63%
   after fee waivers                                              0.62%             0.63%             0.63%
Ratios of net investment income to average net assets:
   before fee waivers                                             0.66%             0.54%             0.74%
   after fee waivers                                              0.66%             0.54%             0.74%

Portfolio turnover rate                                          12.70%            36.64%           142.56%
Net assets, end of period                                 $ 19,301,451      $ 10,619,367      $     99,888

                                                                       LARGE CAP EQUITY FUND
                                                          ------------------------------------------------
                                                                               CLASS C
                                                          ------------------------------------------------
                                                          FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                             ENDED             ENDED             ENDED
                                                          SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $      34.57      $      31.79      $      25.00
                                                          ------------      ------------      ------------
INVESTMENT OPERATIONS:
   Net investment income                                          0.27              0.26              0.30
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions              (9.13)             3.67              6.79
                                                          ------------      ------------      ------------
         Total from investment operations                        (8.86)             3.93              7.09
                                                          ------------      ------------      ------------

Distributions:
   From net investment income                                    (0.26)            (0.27)            (0.30)
   From net realized capital gain                                (1.30)            (0.88)               --
                                                          ------------      ------------      ------------
         Total distributions                                     (1.56)            (1.15)            (0.30)
                                                          ------------      ------------      ------------

NET ASSET VALUE - END OF PERIOD                           $      24.15      $      34.57      $      31.79
                                                          ============      ============      ============

TOTAL RETURN                                                    (26.42)%           12.34%            28.35%

Ratios of expenses to average net assets:
   before fee waivers                                             0.37%             0.38%             0.38%
   after fee waivers                                              0.37%             0.38%             0.38%
Ratios of net investment income to average net assets:
   before fee waivers                                             0.91%             0.79%             0.99%
   after fee waivers                                              0.91%             0.79%             0.99%

Portfolio turnover rate                                          12.70%            36.64%           142.56%
Net assets, end of period                                 $153,664,795      $187,806,297      $132,381,985

* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS - CONTINUED
==========================================================================================================
                                                                          SMALL CAP EQUITY FUND
                                                          ------------------------------------------------
                                                                               CLASS A
                                                          ------------------------------------------------
                                                          FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                             ENDED             ENDED             ENDED
                                                          SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $      34.52      $      29.17      $      25.00
                                                          ------------      ------------      ------------
INVESTMENT OPERATIONS:
   Net investment income                                        0.05 *              0.01              0.14
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions              (3.82)*            6.94              4.17
                                                          ------------      ------------      ------------
         Total from investment operations                        (3.77)             6.95              4.31
                                                          ------------      ------------      ------------

Distributions:
   From net investment income                                    (0.05)            (0.05)            (0.14)
   From net realized capital gain                                (4.19)            (1.55)               --
                                                          ------------      ------------      ------------
         Total distributions                                     (4.24)            (1.60)            (0.14)
                                                          ------------      ------------      ------------

NET ASSET VALUE - END OF PERIOD                           $      26.51      $      34.52      $      29.17
                                                          ============      ============      ============

TOTAL RETURN                                                    (12.00)%           24.68%            17.27%

Ratios of expenses to average net assets:
   before fee waivers                                             0.69%             0.66%             0.66%
   after fee waivers                                              0.69%             0.66%             0.66%
Ratios of net investment income to average net assets:
   before fee waivers                                             0.14%             0.09%             0.31%
   after fee waivers                                              0.14%             0.09%             0.31%

Portfolio turnover rate                                          49.43%            53.16%            41.02%
Net assets, end of period                                 $  5,216,136      $  2,428,801      $     28,060

                                                                          SMALL CAP EQUITY FUND
                                                          ------------------------------------------------
                                                                               CLASS C
                                                          ------------------------------------------------
                                                          FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                             ENDED             ENDED             ENDED
                                                          SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $      34.59      $      29.21      $      25.00
                                                          ------------      ------------      ------------
INVESTMENT OPERATIONS:
   Net investment income                                          0.12              0.11              0.16
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions              (3.81)             6.93              4.21
                                                          ------------      ------------      ------------
         Total from investment operations                        (3.69)             7.04              4.37
                                                          ------------      ------------      ------------

Distributions:
   From net investment income                                    (0.12)            (0.11)            (0.16)
   From net realized capital gain                                (4.19)            (1.55)               --
                                                          ------------      ------------      ------------
         Total distributions                                     (4.31)            (1.66)            (0.16)
                                                          ------------      ------------      ------------

NET ASSET VALUE - END OF PERIOD                           $      26.59      $      34.59      $      29.21
                                                          ============      ============      ============

TOTAL RETURN                                                    (11.75%)           24.98%            17.49%

Ratios of expenses to average net assets:
   before fee waivers                                             0.44%             0.41%             0.41%
   after fee waivers                                              0.44%             0.41%             0.41%
Ratios of net investment income to average net assets:
   before fee waivers                                             0.39%             0.34%             0.56%
   after fee waivers                                              0.39%             0.34%             0.56%

Portfolio turnover rate                                          49.43%            53.16%            41.02%
Net assets, end of period                                 $ 70,580,689      $ 88,360,329      $ 67,544,211

CAPSTONE SOCIAL, ETHICS, AND RELIGIOUS VALUES FUND
FINANCIAL HIGHLIGHTS - CONTINUED
==========================================================================================================
                                                                     INTERNATIONAL EQUITY FUND
                                                          ------------------------------------------------
                                                                              CLASS A
                                                          ------------------------------------------------
                                                          FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                             ENDED             ENDED             ENDED
                                                          SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $      26.03      $      30.54      $      25.00
                                                          ------------      ------------      ------------
INVESTMENT OPERATIONS:
   Net investment income                                          0.33 *            1.70 *            0.84
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions              (8.14)*           (1.64)*            7.00
                                                          ------------      ------------      ------------
         Total from investment operations                        (7.81)             0.06              7.84
                                                          ------------      ------------      ------------

Distributions:
   From net investment income                                    (0.37)            (1.14)            (0.92)
   From net realized capital gain                                (0.23)            (3.43)            (1.38)
                                                          ------------      ------------      ------------
         Total distributions                                     (0.60)            (4.57)            (2.30)
                                                          ------------      ------------      ------------

NET ASSET VALUE - END OF PERIOD                           $      17.62      $      26.03      $      30.54
                                                          ============      ============      ============

TOTAL RETURN                                                    (30.39)%           (1.22)%           31.98%

Ratios of expenses to average net assets:
   before fee waivers                                             0.71%             0.71%             0.64%
   after fee waivers                                              0.71%             0.71%             0.64%
Ratios of net investment income to average net assets:
   before fee waivers                                             1.62%             4.44%             3.12%
   after fee waivers                                              1.62%             4.44%             3.12%

Portfolio turnover rate                                          68.11%            48.13%            52.42%
Net assets, end of period                                 $  3,331,656      $  1,748,773      $     10,038

                                                                     INTERNATIONAL EQUITY FUND
                                                          ------------------------------------------------
                                                                              CLASS C
                                                          ------------------------------------------------
                                                          FOR THE YEAR      FOR THE YEAR      FOR THE YEAR
                                                             ENDED             ENDED             ENDED
                                                          SEPTEMBER 30,     SEPTEMBER 30,     SEPTEMBER 30,
                                                              2001              2000              1999
                                                          ------------      ------------      ------------
NET ASSET VALUE - BEGINNING OF PERIOD                     $      26.06      $      30.55      $      25.00
                                                          ------------      ------------      ------------
INVESTMENT OPERATIONS:
   Net investment income                                          0.41              1.37 *            0.99
   Net realized and unrealized gain (loss) on
      investments and foreign currency transactions              (8.17)            (1.24)*            6.91
                                                          ------------      ------------      ------------
         Total from investment operations                        (7.76)             0.13              7.90
                                                          ------------      ------------      ------------

Distributions:
   From net investment income                                    (0.42)            (1.19)            (0.97)
   From net realized capital gain                                (0.23)            (3.43)            (1.38)
                                                          ------------      ------------      ------------
         Total distributions                                     (0.65)            (4.62)            (2.35)
                                                          ------------      ------------      ------------

NET ASSET VALUE - END OF PERIOD                           $      17.65      $      26.06      $      30.55
                                                          ============      ============      ============

TOTAL RETURN                                                    (30.19)%           (0.98)%           32.23%

Ratios of expenses to average net assets:
   before fee waivers                                             0.46%             0.46%             0.39%
   after fee waivers                                              0.46%             0.46%             0.39%
Ratios of net investment income to average net assets:
   before fee waivers                                             1.87%             4.69%             3.37%
   after fee waivers                                              1.87%             4.69%             3.37%

Portfolio turnover rate                                          68.11%            48.13%            52.42%
Net assets, end of period                                 $ 58,468,898      $ 72,121,697      $ 41,838,180

* Based on the average daily number of shares outstanding throughout each period

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2001
================================================================================

(1)  ORGANIZATION

     The Capstone Social Ethics and Religious Values Fund (the "TRUST") was organized as a Massachusetts business trust on April 13, 1998 and is registered under the Investment Company Act of 1940 (the "1940 ACT") as a diversified open-end management investment company. The Trust currently consists of six diversified series: the Money Market Fund, the Short-Term Bond Fund, the Bond Fund, the Large Cap Equity Fund, the Small Cap Equity Fund, and the International Fund (each a "FUND" and collectively the "FUNDS"). Between the date of organization and October 1, 1998, the Funds had no operations other than those relating to organizational matters and the sale of 1 Class A share and 1 Class C share of the Large Cap Equity Fund to Capstone Asset Management Company ("Capstone"), the Trust's adviser and administrator for $50, and the sale of 4,000 Class C shares of the Large Cap Equity Portfolio to another shareholder for $100,000.

     On October 1, 1998 each of the Funds acquired the net assets of separate Portfolios of a tax-exempt business trust which had been managed by Capstone. Each of these Portfolios had been managed following investment objectives similar to those of the Funds and their net assets consisted principally of investment securities. Class C shares of each Fund issued to affect these acquisitions were distributed to each of the Portfolios' beneficiaries in complete liquidation of the business trust.

     The Trust is authorized to issue an unlimited number of shares of beneficial interest of $ 1.00 par value. The Fund currently offers two Classes of shares ("Class A" and "Class C"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that each Class bears different distribution expenses. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class. Income, expenses (other than expenses attributable to a specific Class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets.

(2)  INVESTMENT OBJECTIVES

     As a matter of fundamental investment policy, each of the Funds will invest in companies that are managed is a socially responsible manner, reflecting certain ethical and religious values. Accordingly, the Funds will not invest in companies whose primary business is the manufacturing, operation or distribution of alcohol, caffeinated beverages or tobacco products, meat packing, pornography, or casinos and other gambling concerns.

     The Money Market Fund's objective is to provide current income, stability of capital and liquidity by investing in other money market funds and short-term money market instruments. It seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved.

     The  Short-Term  Bond Fund's  objective  is to provide  current  income and relative capital stability by attempting to match the price and yield performance (before expenses) of a blended short-term index consisting of one-third U.S. Treasury securities, one-third U.S. government securities and one-third investment grade corporate obligations with maximum maturities of three years.

     The Bond Fund's objective is to provide current income by attempting to match the price and yield performance (before expenses) of the Lehman Brothers Government/Corporate Bond Index. The Bond Fund will invest primarily in obligations of the U.S. Government, its agencies, and instrumentalities, and investment grade corporate obligations having a broad range of maturities.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

SEPTEMBER 30, 2001
================================================================================

     The Large Cap Equity Fund's objective is to provide capital growth and income by attempting to match the performance (before expenses) of the S & P 500 Index. The Large Cap Equity Fund will invest primarily in the common stocks of large companies whose securities are widely held and have an active trading market.

     The Small Cap Equity Fund's objective is to provide capital appreciation by attempting to match the performance (before expenses) of the S & P SmallCap 600 Index which consists of 600 stocks with smaller capitalization than those included in the S & P 500 Index. The Small Cap Equity Fund will invest primarily in equity securities of the type that are included in the index.

     The International Fund's objective is to provide capital appreciation by attempting to match the performance and yield characteristics of the Morgan Stanley Capital International Europe, Australia, Far East Index, net of withholding taxes. The International Fund will invest primarily in securities with characteristics generally comparable to those included in this index or whose performance is expected to be comparable.

(3)  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

     A.   SECURITY VALUATION

          Portfolio equity securities which are primarily traded on security exchanges are valued at the last sale price on that exchange or, if there is no recent last sale price available, at the last current bid quotation. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other equity securities not so traded are valued at the last current bid quotation prior to the time of valuation.

          Securities held by the Money Market Fund and other money market securities held by the other Funds are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value.

          Other debt securities are valued by using market quotations or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Other securities, including restricted securities, and other assets are valued at fair value as determined in good faith by the Board of Trustees.

     B.   FOREIGN CURRENCY TRANSLATION

          Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

SEPTEMBER 30, 2001
================================================================================

          Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

     C.   FEDERAL INCOME TAXES

          It is the policy of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Funds. Therefore, no federal income or excise tax provisions are required.

          Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the United States of America. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as return of capital.

     D.   SECURITY TRANSACTIONS, INCOME AND DISTRIBUTIONS

          Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the specific identification basis. Interest income on debt securities is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     E.   FORWARD EXCHANGE CONTRACTS

          The Funds may enter into forward exchange contracts to hedge against foreign currency exchange risks. These contracts are valued daily and any appreciation or depreciation therein is included in the statement of assets and liabilities. Realized and unrealized gains and losses are included in the statement of operations.

     F.   FUTURES CONTRACTS

          The Funds may invest in financial futures contracts. Upon entering into a futures contract the Fund is required to deposit with its futures broker cash or other securities equal to a certain percentage of the futures contract amount ("initial margin"). During the term of the futures contract payments are exchanged daily between the Fund and the futures broker in amounts equal to the appreciation or depreciation in the value of the futures contract ("variation margin"). The Funds recognize gains or losses equal to the variation margin payments paid or received. Futures contracts involve market risks in excess of the amounts recognized in the statement of assets and liabilities, Additionally, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. As of September 30, 2001 there were no future contracts outstanding.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

SEPTEMBER 30, 2001
================================================================================

     G.   REPURCHASE AGREEMENTS

          In connection with transactions in repurchase agreements, it is the Funds' policy that their custodian bank take possession of the underlying collateral securities, the fair value of which must be equal to the principal amount of the repurchase agreement including accrued interest throughout the term of the repurchase agreement. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     H.   ORGANIZATION EXPENSES

          Capstone has agreed to bear all of the costs incurred in connection with the organization and registration of the Trust's shares.

     I.   USE OF ESTIMATES

          In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(4)  INVESTMENT ADVISER AND ADMINISTRATOR

     Capstone serves as each Fund's adviser and administrator. Pursuant to the terms of the Investment Advisory Agreement, Capstone shall have full discretion to manage the assets of the Funds in accordance with their investment objectives. As compensation for its services each Fund pays Capstone, on a monthly basis, an investment advisory fee. The advisory fees for the Money Market Fund are calculated at the annual rate of 0.10% of the Money Market Fund's average daily net assets. The advisory fees for all of the other Funds are calculated at the annual rate of 0.15% on the first $500 million of the other Funds' collective average daily net assets and then allocated to each Fund based upon relative net assets. The rate declines to 0.10% on the next $250 million of average daily net assets, 0.075% on the next $250 of average daily net assets, and to 0.05% on collective average daily net assets in excess of $1 billion.

     On January 29, 2001, effective February 1, 2001, the Board of Directors approved an increase in the Fund's fees under the Administration Agreement from .05% to .075%. Pursuant to the terms of the amended Administration Agreement, Capstone will supervise the Fund's daily business affairs, coordinate the activities of persons providing services to the Fund, and furnish office space and equipment to the Fund. As compensation for its services Capstone receives a monthly fee from each Fund calculated at the annual rate of 0.075% of each Fund's average daily net assets.


(5)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

     Capstone Asset Planning Company (the "DISTRIBUTOR") serves as the Trust's principal underwriter pursuant to a Distribution Agreement. The Distributor is an affiliate of Capstone.

CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

SEPTEMBER 30, 2001
================================================================================

     The Class A shares of each Fund have adopted a Service and Distribution Plan (the "PLAN") pursuant to Rule 12(b)-1 under the 1940 Act. The Plan provides that the Class A shares will make payments to the Distributor to compensate the Distributor for expenditures incurred by it in connection with the distribution of Class A shares and for the provision of certain stockholder services including but not limited to the payment of compensation to security dealers and other financial organizations to obtain various distribution related and/or administrative services for the Fund. As compensation for its services the Distributor receives a monthly fee calculated at the annual rate of 0.10% of the average daily net assets of the Class A shares of the Money Market Fund and 0.25% of the average daily net assets of the Class A shares of the other Funds.

     Certain officers of the Trust are also officers of Capstone and the Distributor.

(6)  SHARES OF CAPITAL STOCK

     All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the fiscal year from October 1, 2000 to September 30, 2001 were as follows:

                                             CLASS A                           CLASS C

                                     SHARES          DOLLARS           SHARES          DOLLARS
                                     ------          -------           ------          -------

MONEY MARKET FUND:
    Sold                             1,216,829     $  1,216,829       17,277,490     $  7,277,490
    Reinvested                           5,035            5,035          771,002          771,002
    Redeemed                        (1,126,250)      (1,126,250)     (21,628,350)     (21,628,35)
                                  ------------     ------------     ------------     ------------
       Net Increase (decrease)          95,614     $     95,614       (3,579,858)    $ (3,579,858)
                                  ============     ============     ============     ============

SHORT-TERM BOND FUND:
    Sold                               329,831     $  8,431,899           74,137     $  1,885,791
    Reinvested                           5,124           54,907        1,388,590
                                                                                              201
    Redeemed                          (311,734)      (7,971,382)        (217,584)      (5,456,942)
                                  ------------     ------------     ------------     ------------
       Net Increase                     18,298     $    465,641          (88,540)    $ (2,182,561)
                                  ============     ============     ============     ============

BOND FUND:
    Sold                               466,777     $ 11,425,045            7,934     $    192,743
    Reinvested                          28,551          703,685           34,129          842,264
    Redeemed                           (76,506)      (1,886,921)        (143,671)      (3,618,976)
                                  ------------     ------------     ------------     ------------
       Net Increase                    418,822     $ 10,241,809         (101,608)    $ (2,583,969)
                                  ============     ============     ============     ============

LARGE CAP EQUITY FUND:
    Sold                               494,110     $ 14,479,292          914,777     $ 23,449,523
    Reinvested                          22,267          652,804           55,480        1,637,015
    Redeemed                           (22,903)        (665,278)         (41,324)      (1,350,194)
                                  ------------     ------------     ------------     ------------
       Net Increase                    493,474     $ 14,466,818          928,933     $ 23,736,344
                                  ============     ============     ============     ============


CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

SEPTEMBER 30, 2001
================================================================================
SMALL CAP EQUITY FUND:
    Sold                               124,714     $  3,864,454          335,162     $ 10,696,730
    Reinvested                          13,880          404,526           99,992        2,922,912
    Redeemed                           (12,189)        (372,111)        (334,913)     (10,669,285)
                                  ------------     ------------     ------------     ------------
       Net Increase                    126,405     $  3,896,869          100,241     $  2,950,357
                                  ============     ============     ============     ============

INTERNATIONAL FUND:
    Sold                               155,316     $  3,301,176          799,633     $ 18,150,539
    Reinvested                           3,288           68,924           11,909          267,422
    Redeemed                           (36,724)        (718,437)        (265,887)      (5,298,215)
                                  ------------     ------------     ------------     ------------
       Net Increase                    121,880     $  2,651,663          545,655     $ 13,119,746
                                  ============     ============     ============     ============

All Funds - The authorized capital stock of the funds is unlimited in shares, with a par value of $1.00 per share. Transactions in shares of capital stock, for the period from October 1, 1999 to September 30, 2000, were as follows:

                                             CLASS A                           CLASS C

                                     SHARES          DOLLARS           SHARES          DOLLARS
                                     ------          -------           ------          -------

MONEY MARKET FUND:
  Sold                                  56,950     $     56,950        9,970,684     $  9,970,684
  Reinvested                             1,155            1,155        1,077,053        1,077,053
  Redeemed                             (38,082)         (38,082)     (14,412,752)     (14,412,752)
                                  ------------     ------------     ------------     ------------
     Net Increase (decrease)            20,023     $     20,023       (3,365,015)    $ (3,365,015)
                                  ============     ============     ============     ============
SHORT-TERM BOND FUND:
  Sold                                   1,016     $     25,000           72,906     $  1,794,706
  Reinvested                                31              764           54,858        1,346,143
  Redeemed                                  --               --           (7,762)        (190,922)
                                  ------------     ------------     ------------     ------------
     Net Increase                        1,047     $     25,764          120,002     $  2,949,927
                                  ============     ============     ============     ============
BOND FUND:
  Sold                                 273,829     $  6,379,865        1,000,227     $ 23,099,540
  Reinvested                             6,960          162,124           27,587          640,731
  Redeemed                              (3,720)         (87,012)        (549,366)     (13,092,003)
                                  ------------     ------------     ------------     ------------
     Net Increase                      277,069     $  6,454,977          478,448     $ 10,648,268
                                  ============     ============     ============     ============
LARGE CAP EQUITY FUND:
  Sold                                 311,752     $ 10,831,512        1,744,561     $ 59,363,384
  Reinvested                               978           34,190           20,989          730,756
  Redeemed                              (7,952)        (269,548)        (496,321)     (17,333,007)
                                  ------------     ------------     ------------     ------------
     Net Increase                      304,778     $ 10,596,154        1,269,229     $ 42,761,133
                                  ============     ============     ============     ============
SMALL CAP EQUITY FUND:
  Sold                                  71,844     $  2,389,218          475,612     $ 15,562,071
  Reinvested                                85            2,694           26,454          794,109
  Redeemed                              (2,537)         (83,075)        (260,031)      (8,420,534)
                                  ------------     ------------     ------------     ------------
     Net Increase                       69,392     $  2,308,837          242,035     $  7,935,646
                                  ============     ============     ============     ============


CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND

NOTES TO FINANCIAL STATEMENTS - (CONTINUED)

SEPTEMBER 30, 2001
================================================================================

INTERNATIONAL FUND:
Sold                                    66,408     $  1,913,764        1,384,544     $ 37,878,929
Reinvested                               1,518           41,053           15,283          443,548
Redeemed                                (1,064)         (30,106)          (1,767)         (49,429)
                                  ------------     ------------     ------------     ------------
   Net Increase                         66,862     $  1,924,711        1,398,060     $ 38,273,048
                                  ============     ============     ============     ============

(7)  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities securities) by the Funds for the year ended September 30, 2001 were as follows:

                                                   PURCHASES            SALES
                                                   ---------            -----

Short-Term Bond Fund                              $ 15,449,525      $  8,761,592
Bond Fund                                           16,498,473         7,135,976
Large Cap Equity Fund                               54,096,383        23,099,797
Small Cap Equity Fund                               42,251,344        46,331,248
International Fund                                  99,645,980        41,548,790


(8)  TAX MATTERS

     As of September 30, 2001, the following Funds had capital losses which expire as follows:

                                                      2008              2009
                                                      ----              ----
Short-Term Bond Fund                              $     38,104      $    126,413
Bond Fund                                              134,468           448,959
International Fund                                          --         1,659,946

In addition, there were additional capital losses for financial reporting purposes which have been deferred for federal income tax purposes for the following Funds: Large Cap Equity Fund - $950,488; Small Cap Equity Fund - $489,368; and International Equity Fund - $4,592,844.

                              REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
================================================================================

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
CAPSTONE SOCIAL ETHICS AND RELIGIOUS VALUES FUND
HOUSTON, TEXAS

We have audited the accompanying statements of assets and liabilities of Capstone Social Ethics and Religious Values Fund (comprising, respectively, the Money Market Fund, the Short-Term Bond Fund, the Bond Fund, the Large Cap Equity Fund, the Small Cap Equity Fund, and the International Fund), including the schedules of investments, as of September 30, 2001, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted ours audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising Capstone Social Ethics and Religious Values Fund as of September 30, 2000, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

                                        BRIGGS, BUNTING & DOUGHERTY, LLP

PHILADELPHIA, PENNSYLVANIA
OCTOBER 26, 2001